UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                      Date of fiscal year end: May 31, 2007

                   Date of reporting period: February 28, 2007

ITEM 1. SCHEDULE OF INVESTMENTS


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES - 0.83%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.83%

$     2,000,000  FNMA+/-                                                                  3.11%       02/17/2009     $   1,957,260
                                                                                                                     -------------

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                                1,957,260
                                                                                                                     -------------

US TREASURY SECURITIES - 98.43%

US TREASURY BILLS - 0.01%

         25,000  US TREASURY BILL^                                                        4.80        03/15/2007            24,951
                                                                                                                     -------------

US TREASURY BONDS - 48.38%

        685,000  US TREASURY BOND<<                                                       4.50        02/15/2036           664,343
     12,739,188  US TREASURY BOND - INFLATION PROTECTED&                                  2.00        07/15/2014        12,593,885
     10,944,887  US TREASURY BOND - INFLATION PROTECTED&                                  1.88        07/15/2015        10,697,346
     16,119,620  US TREASURY BOND - INFLATION PROTECTED&                                  2.00        01/15/2016        15,882,855
      5,953,689  US TREASURY BOND - INFLATION PROTECTED&                                  2.38        01/15/2017         6,055,551
     17,176,493  US TREASURY BOND - INFLATION PROTECTED<<&                                2.38        01/15/2025        17,513,307
     10,751,497  US TREASURY BOND - INFLATION PROTECTED&                                  2.00        01/15/2026        10,363,852
      4,292,660  US TREASURY BOND - INFLATION PROTECTED&                                  2.38        01/15/2027         4,391,593
     11,184,913  US TREASURY BOND - INFLATION PROTECTED<<&                                3.63        04/15/2028        13,834,776
     13,514,555  US TREASURY BOND - INFLATION PROTECTED<<&                                3.88        04/15/2029        17,431,667
      3,552,625  US TREASURY BOND - INFLATION PROTECTED&                                  3.38        04/15/2032         4,414,143

                                                                                                                       113,843,318
                                                                                                                     -------------

US TREASURY NOTES - 50.04%

      9,363,496  US TREASURY NOTE - INFLATION PROTECTED<<&                                3.88        01/15/2009         9,682,436
      6,476,652  US TREASURY NOTE - INFLATION PROTECTED&                                  4.25        01/15/2010         6,873,094
     18,560,413  US TREASURY NOTE - INFLATION PROTECTED<<&                                0.88        04/15/2010        17,856,417
      6,649,216  US TREASURY NOTE - INFLATION PROTECTED&                                  3.50        01/15/2011         7,003,493
     11,848,939  US TREASURY NOTE - INFLATION PROTECTED<<&                                2.38        04/15/2011        11,963,732
      4,017,280  US TREASURY NOTE - INFLATION PROTECTED&                                  3.38        01/15/2012         4,252,042
     14,629,181  US TREASURY NOTE - INFLATION PROTECTED<<&                                3.00        07/15/2012        15,294,355
     13,876,328  US TREASURY NOTE - INFLATION PROTECTED<<&                                1.88        07/15/2013        13,662,217
     14,393,746  US TREASURY NOTE - INFLATION PROTECTED&                                  2.00        01/15/2014        14,230,694
     12,042,122  US TREASURY NOTE - INFLATION PROTECTED&                                  1.63        01/15/2015        11,550,093
      5,230,812  US TREASURY NOTE - INFLATION PROTECTED&                                  2.50        07/15/2016         5,377,929

                                                                                                                       117,746,502
                                                                                                                     -------------

TOTAL US TREASURY SECURITIES (COST $233,403,880)                                                                       231,614,771
                                                                                                                     -------------

COLLATERAL FOR SECURITIES LENDING - 47.86%

COLLATERAL INVESTED IN OTHER ASSETS - 47.86%

        354,728  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40        11/21/2007           355,050
         10,642  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.42        06/27/2007            10,647
          3,902  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47        01/18/2008             3,907
      1,028,710  AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37        03/14/2008         1,028,936
         29,442  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.32        07/10/2007            29,445
         35,473  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.46        09/27/2007            35,508
         34,905  AMSTEL FUNDING CORPORATION                                               5.31        03/15/2007            34,834
        266,684  AMSTEL FUNDING CORPORATION                                               5.31        04/16/2007           264,897
        123,516  AMSTEL FUNDING CORPORATION                                               5.31        04/20/2007           122,617
        443,232  ASIF GLOBAL FINANCING+/-++                                               5.40        05/03/2007           443,299
        886,819  ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.33        05/10/2007           886,819
         53,209  ATLAS CAPITAL FUNDING CORPORATION++                                      5.29        05/21/2007            52,582
        709,455  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30        04/25/2007           709,477
        886,819  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.37        10/25/2007           886,828
      1,197,099  ATOMIUM FUNDING LLC++                                                    5.33        05/11/2007         1,184,733
      1,880,056  BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.38        08/22/2007         1,880,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       182,685  BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.94%       09/27/2007     $     183,388
        886,819  BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.39        10/05/2007           886,819
      1,614,011  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.44        10/03/2007         1,615,350
     12,947,558  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $12,949,486)                                                             5.36        03/01/2007        12,647,558
        532,091  BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.33        07/17/2007           532,224
      4,611,459  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,612,146)             5.36        03/01/2007         4,611,459
        158,315  BUCKINGHAM CDO LLC                                                       5.30        03/15/2007           157,992
        416,166  CAIRN HIGH GRADE FUNDING I LLC                                           5.29        03/01/2007           416,166
         74,493  CAIRN HIGH GRADE FUNDING I LLC                                           5.31        03/08/2007            74,417
        178,783  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31        03/14/2007           178,443
        248,309  CAIRN HIGH GRADE FUNDING I LLC++                                         5.30        03/22/2007           247,550
        461,146  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        04/23/2007           457,590
        354,728  CAIRN HIGH GRADE FUNDING I LLC                                           5.32        05/08/2007           351,216
        638,510  CAIRN HIGH GRADE FUNDING I LLC                                           5.32        05/10/2007           632,003
        525,352  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        05/14/2007           519,694
         13,834  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43        08/20/2007            13,844
        886,819  CBA (DELAWARE) FINANCE INCORPORATED                                      5.31        05/31/2007           875,095
        290,345  CEDAR SPRINGS CAPITAL COMPANY++                                          5.28        03/02/2007           290,301
        646,633  CEDAR SPRINGS CAPITAL COMPANY++                                          5.29        03/05/2007           646,258
         17,027  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/07/2007            17,012
         88,540  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        03/12/2007            88,398
        886,819  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/16/2007           884,877
        270,728  CEDAR SPRINGS CAPITAL COMPANY                                            5.29        03/29/2007           269,624
      1,550,834  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        04/10/2007         1,541,808
      1,078,336  CEDAR SPRINGS CAPITAL COMPANY                                            5.31        04/16/2007         1,071,112
        104,609  CEDAR SPRINGS CAPITAL COMPANY                                            5.32        04/18/2007           103,878
      1,062,835  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        05/08/2007         1,052,313
         52,039  CHEYNE FINANCE LLC++                                                     5.30        03/01/2007            52,039
         23,057  CHEYNE FINANCE LLC                                                       5.29        03/22/2007            22,987
        372,464  CHEYNE FINANCE LLC++                                                     5.33        04/13/2007           370,132
         35,473  CHEYNE FINANCE LLC++                                                     5.31        04/17/2007            35,230
        461,146  CHEYNE FINANCE LLC                                                       5.33        05/11/2007           456,382
        354,728  CHEYNE FINANCE LLC                                                       5.32        05/14/2007           350,907
        159,627  CHEYNE FINANCE LLC                                                       5.32        06/07/2007           157,354
      2,837,821  CHEYNE FINANCE LLC                                                       5.32        06/18/2007         2,792,870
        709,455  CHEYNE FINANCE LLC                                                       5.32        07/17/2007           695,259
        709,455  CHEYNE FINANCE LLC                                                       5.32        07/18/2007           695,160
        886,819  CHEYNE FINANCE LLC+/-++                                                  5.32        02/25/2008           886,482
         38,062  CIT GROUP INCORPORATED+/-                                                5.58        05/18/2007            38,084
        354,728  CIT GROUP INCORPORATED+/-                                                5.43        12/19/2007           355,093
      1,915,618  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,915,903)               5.36        03/01/2007         1,915,618
      2,021,947  COBBLER FUNDING LIMITED                                                  5.29        03/15/2007         2,017,823
        141,891  COMERICA BANK+/-                                                         5.34        07/20/2007           141,920
      3,020,506  CORPORATE ASSET SECURITIZATION AUSTRALIA++                               5.31        03/13/2007         3,015,220
        177,364  CREDIT SUISSE FIRST BOSTON (NEW YORK) INCORPORATED SERIES YCD+/-         5.36        03/27/2007           177,321
        159,627  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.46        04/05/2007           159,643
         81,233  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.73        10/29/2007            81,471
          8,868  CROWN POINT CAPITAL COMPANY                                              5.32        04/17/2007             8,808
      4,297,028  DEER VALLEY FUNDING LLC                                                  5.29        03/07/2007         4,293,290
        886,819  DEER VALLEY FUNDING LLC                                                  5.30        03/19/2007           884,496
         80,701  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                                5.34        03/15/2007            80,643
        709,455  FCAR OWNER TRUST SERIES II                                               5.33        06/11/2007           698,941
        354,728  FCAR OWNER TRUST SERIES II                                               5.34        06/21/2007           348,956
         30,010  FCAR OWNER TRUST SERIES II                                               5.32        06/22/2007            29,517
        230,573  FCAR OWNER TRUST SERIES II                                               5.33        07/20/2007           225,860
      3,905,890  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,906,472)            5.36        03/01/2007         3,905,890
         35,473  FIVE FINANCE INCORPORATED+/-++                                           5.33        09/13/2007            35,483
        638,510  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.31        06/18/2007           628,396
         88,717  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.32        06/25/2007            87,222
         35,473  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.34        07/12/2007            34,789

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$        15,324  FOX TROT CDO LIMITED++                                                   5.29%       04/11/2007     $      15,233
        567,564  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40        06/18/2007           567,564
        716,372  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.42        06/22/2007           716,709
      1,207,493  GENWORTH FINANCIAL INCORPORATED+/-                                       5.51        06/15/2007         1,208,169
      1,923,511  GEORGE STREET FINANCE LLC                                                5.32        03/28/2007         1,915,932
        886,819  GERMAN RESIDENTIAL FUNDING+/-++                                          5.34        08/22/2007           886,819
        886,819  GERMAN RESIDENTIAL FUNDING+/-++                                          5.35        08/22/2007           886,819
      1,773,638  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.46        03/30/2007         1,773,745
         26,605  GRAMPIAN FUNDING LIMITED                                                 5.31        05/22/2007            26,287
         59,949  HUDSON-THAMES LLC++                                                      5.33        03/05/2007            59,914
        146,644  HUDSON-THAMES LLC++                                                      5.30        04/02/2007           145,961
      1,236,651  HUDSON-THAMES LLC                                                        5.31        04/16/2007         1,228,366
        278,497  HUDSON-THAMES LLC                                                        5.31        04/20/2007           276,469
      1,093,058  HUDSON-THAMES LLC                                                        5.32        07/16/2007         1,071,350
         24,831  IBM CORPORATION SERIES MTN+/-                                            5.36        06/28/2007            24,838
      1,241,547  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39        09/17/2007         1,241,547
          8,868  IRISH LIFE & PERMANENT PLC++                                             5.31        04/04/2007             8,824
      2,270,257  KAUPTHING BANK SERIES MTN+/-++                                           5.40        03/20/2007         2,270,143
        150,192  KLIO FUNDING CORPORATION++                                               5.31        04/12/2007           149,274
         69,349  KLIO III FUNDING CORPORATION                                             5.31        03/20/2007            69,157
      1,452,397  KLIO III FUNDING CORPORATION                                             5.31        05/08/2007         1,438,018
        117,237  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.34        03/15/2007           116,998
        360,793  LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.30        04/09/2007           358,744
      1,241,547  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.46        05/31/2007         1,242,081
        199,002  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                     5.48        04/20/2007           199,052
         88,682  LIBERTY LIGHT US CAPITAL+/-++                                            5.36        11/21/2007            88,722
        141,891  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                5.48        04/16/2007           141,918
        886,819  LIQUID FUNDING LIMITED++                                                 5.29        03/05/2007           886,305
        497,257  LIQUID FUNDING LIMITED++                                                 5.30        03/30/2007           495,154
         53,209  LIQUID FUNDING LIMITED++                                                 5.34        07/16/2007            52,152
      1,773,638  LIQUID FUNDING LIMITED+/-++                                              5.29        08/15/2007         1,730,769
         26,605  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.60        01/02/2008            26,659
         17,736  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.54        04/20/2007            17,741
          6,030  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39        08/24/2007             6,032
        106,418  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47        08/27/2007           106,528
         21,284  METLIFE GLOBAL FUNDING I+/-++                                            5.43        03/16/2007            21,285
        886,819  METLIFE GLOBAL FUNDING I+/-++                                            5.31        02/22/2008           886,819
         76,266  MORGAN STANLEY+/-                                                        5.48        11/09/2007            76,357
      1,681,464  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE
                 $1,681,714)                                                              5.36        03/01/2007         1,681,464
        545,394  MORGAN STANLEY SERIES EXL+/-                                             5.38        03/14/2008           545,645
        886,819  NATEXIS BANQUES POPULAIRES+/-++                                          5.35        11/09/2007           886,775
      1,399,400  NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007         1,400,282
         88,682  NATIONWIDE BUILDING SOCIETY+/-                                           5.48        07/20/2007            88,746
         77,295  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.27        03/27/2007            77,002
        104,290  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.30        04/09/2007           103,698
        561,002  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.34        07/30/2007           548,744
         34,160  NORTH SEA FUNDING++                                                      5.32        04/16/2007            33,931
      1,665,624  RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34        08/22/2007         1,665,888
        115,996  ROYAL BANK OF SCOTLAND PLC+/-++                                          5.36        03/30/2007           116,003
         50,513  SCALDIS CAPITAL LIMITED                                                  5.31        03/19/2007            50,381
         21,284  SCALDIS CAPITAL LIMITED++                                                5.31        04/16/2007            21,141
        851,346  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.32        04/11/2007           851,363
        638,510  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33        10/26/2007           638,491
        709,455  SLM CORPORATION+/-++                                                     5.32        03/12/2008           709,583
        217,093  SLM CORPORATION SERIES MTN1+/-                                           5.57        07/25/2007           217,310
         56,756  SOCIETE GENERALE NORTH AMERICA                                           5.33        06/11/2007            55,915
         62,609  SOCIETE GENERALE NORTH AMERICA                                           5.34        06/20/2007            61,600
        425,673  STANFIELD VICTORIA FUNDING++                                             5.32        04/25/2007           422,264
        264,272  STANFIELD VICTORIA FUNDING                                               5.33        06/21/2007           259,972
      2,922,956  STANFIELD VICTORIA FUNDING++                                             5.33        06/26/2007         2,873,265
        354,728  STANFIELD VICTORIA FUNDING                                               5.34        07/30/2007           346,977
        124,155  TASMAN FUNDING INCORPORATED++                                            5.32        05/16/2007           122,782
      3,547,276  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.51        12/31/2007         3,547,276

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

$       681,751  TRAVELERS INSURANCE COMPANY+/-                                           5.39%       02/08/2008     $     681,737
          9,081  TULIP FUNDING CORPORATION                                                5.31        04/25/2007             9,008
        886,819  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.33        03/09/2007           886,952
        191,553  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.37        12/03/2007           191,612
         60,304  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.36        12/13/2007            60,342
         70,946  VERSAILLES CDS LLC++                                                     5.30        03/15/2007            70,801
         53,209  VERSAILLES CDS LLC++                                                     5.31        04/16/2007            52,853
         53,209  VETRA FINANCE CORPORATION++                                              5.31        03/02/2007            53,201
        597,361  VETRA FINANCE CORPORATION++                                              5.32        03/13/2007           596,316
        603,037  VETRA FINANCE CORPORATION++                                              5.30        04/23/2007           598,388
          5,321  WACHOVIA CORPORATION+/-                                                  5.41        07/20/2007             5,324
        886,819  WAL-MART STORES INCORPORATED SERIES MTN+/-                               5.26        03/28/2007           886,801
        173,817  WESTPAC BANKING CORPORATION++                                            5.30        03/29/2007           173,107
         78,785  WHISTLEJACKET CAPITAL LIMITED                                            5.31        03/20/2007            78,567
        795,264  WHISTLEJACKET CAPITAL LIMITED++                                          5.30        03/30/2007           791,900
        721,835  WHITE PINE FINANCE LLC                                                   5.30        03/12/2007           720,680
        782,494  WHITE PINE FINANCE LLC++                                                 5.31        03/30/2007           779,184
        585,301  WHITE PINE FINANCE LLC+/-++                                              5.32        04/20/2007           585,318
        283,782  WHITE PINE FINANCE LLC+/-++                                              5.35        06/21/2007           283,842
      1,012,109  WORLD OMNI VEHICLE LEASING                                               5.33        03/21/2007         1,009,153
         17,736  WORLD SAVINGS BANK FSB+/-                                                5.43        06/01/2007            17,742
          3,547  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36        10/19/2007             3,549
         44,341  YORKTOWN CAPITAL LLC                                                     5.31        03/12/2007            44,270

                                                                                                                       112,616,909
                                                                                                                     -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,616,909)                                                            112,616,909
                                                                                                                     -------------
SHARES
SHORT-TERM INVESTMENTS - 0.34%
        798,953  WELLS FARGO MONEY MARKET TRUST~+++                                                                        798,953
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $798,953)                                                                               798,953
                                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $348,819,742)*                                               147.46%                                           $ 346,987,893

OTHER ASSETS AND LIABILITIES, NET                                  (47.46)                                            (111,670,952)
                                                                   ------                                            -------------

TOTAL NET ASSETS                                                   100.00%                                           $ 235,316,941
                                                                   ------                                            -------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $798,953.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 0.00%
            312  PPM AMERICA CBO II LP+                                                                              $       8,814
                                                                                                                     -------------

TOTAL COMMON STOCKS (COST $345,319)                                                                                          8,814
                                                                                                                     -------------

PRINCIPAL                                                                            INTEREST RATE  MATURITY DATE
AGENCY SECURITIES - 32.23%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.55%
$     6,309,373  FHLMC #1G-0157<<+/-                                                      4.45%       03/01/2035         6,207,769
         13,025  FHLMC #410425+/-                                                         7.04        09/01/2026            13,253
         20,327  FHLMC #410464+/-                                                         7.29        11/01/2026            20,404
        135,074  FHLMC #606279+/-                                                         6.50        02/01/2015           137,797
         50,614  FHLMC #846367+/-                                                         7.07        04/01/2029            51,646
      1,213,969  FHLMC #A15838<<                                                          5.50        12/01/2033         1,207,473
      2,502,842  FHLMC #A16678<<                                                          5.50        12/01/2033         2,489,448
     11,059,366  FHLMC #E01653<<                                                          4.50        06/01/2019        10,732,457
      1,069,546  FHLMC #E90248<<                                                          6.00        06/01/2017         1,086,320
      1,049,265  FHLMC #E90573<<                                                          6.00        07/01/2017         1,065,722
      9,320,894  FHLMC SERIES 1675 CLASS KZ                                               6.50        02/15/2024         9,694,042
      7,144,450  FHLMC SERIES 2358 CLASS PD                                               6.00        09/15/2016         7,276,314
     12,848,973  FHLMC SERIES 2363 CLASS PF                                               6.00        09/15/2016        13,085,421
     16,514,674  FHLMC SERIES 2416 CLASS PE                                               6.00        10/15/2021        16,811,125
      1,499,054  FHLMC SERIES 2439 CLASS LG                                               6.00        09/15/2030         1,507,861
      2,261,924  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-         7.99        09/25/2029         2,254,644
     27,065,152  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z           6.50        02/25/2042        27,576,846
      3,235,336  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A            7.50        09/25/2043         3,336,945

                                                                                                                       104,555,487
                                                                                                                     -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.43%
         18,088  FNMA #342042+/-                                                          7.59        06/01/2025            18,369
         12,119  FNMA #344689+/-                                                          6.62        11/01/2025            12,134
         39,789  FNMA #344692+/-                                                          6.68        10/01/2025            39,886
         40,609  FNMA #347712+/-                                                          7.00        06/01/2026            41,293
      4,625,196  FNMA #386890                                                             3.99        04/01/2011         4,436,601
      6,124,131  FNMA #555326<<                                                           5.50        04/01/2033         6,075,230
        408,346  FNMA #557072+/-                                                          6.23        06/01/2040           414,680
      1,145,367  FNMA #656566                                                             5.50        04/01/2018         1,148,085
      3,246,161  FNMA #678939<<                                                           5.50        02/01/2018         3,253,864
        462,462  FNMA #701350<<                                                           5.50        04/01/2018           463,560
     17,996,415  FNMA #725232<<                                                           5.00        03/01/2034        17,516,132
      4,136,039  FNMA #725250                                                             5.00        03/01/2034         4,015,122
      6,869,965  FNMA #725314<<                                                           5.00        04/01/2034         6,686,622
      7,620,796  FNMA #725423<<                                                           5.50        05/01/2034         7,577,066
      2,969,016  FNMA #725772<<                                                           5.00        09/01/2034         2,882,217
     16,531,686  FNMA #725773<<                                                           5.50        09/01/2034        16,399,681
      2,977,360  FNMA #731996<<+/-                                                        4.01        09/01/2033         2,939,306
      2,860,854  FNMA #739757<<+/-                                                        4.01        08/01/2033         2,851,604
      6,684,473  FNMA #741305<<                                                           5.00        09/01/2018         6,595,890
      2,034,614  FNMA #741458<<+/-                                                        4.43        10/01/2033         2,017,518
     11,795,700  FNMA #760762<<                                                           4.89        04/01/2012        11,597,070
      4,360,615  FNMA #763644<<                                                           5.50        01/01/2034         4,325,795
      7,347,898  FNMA #765178<<                                                           5.00        01/01/2019         7,250,524
      1,460,570  FNMA #765769<<                                                           5.00        02/01/2019         1,441,214
      1,150,126  FNMA #783245<<+/-                                                        6.03        04/01/2034         1,164,425
      2,986,523  FNMA #783251<<+/-                                                        6.03        04/01/2044         3,027,464
      7,197,482  FNMA #789463<<+/-                                                        4.38        06/01/2034         7,089,204
        456,425  FNMA #795922                                                             5.00        01/01/2020           451,046
        967,523  FNMA #797166                                                             5.00        01/01/2020           955,036
        931,660  FNMA #797743                                                             5.00        02/01/2020           919,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,020,680  FNMA #797769                                                             5.00%       03/01/2020     $   1,007,507
      6,788,380  FNMA #801908                                                             5.00        11/01/2019         6,698,420
      1,833,694  FNMA #805346<<                                                           5.00        01/01/2020         1,810,028
        959,972  FNMA #806249                                                             5.00        01/01/2020           947,582
        542,975  FNMA #806250                                                             5.00        01/01/2020           536,575
      2,049,552  FNMA #809071<<                                                           5.00        04/01/2020         2,023,100
        663,911  FNMA #809561                                                             5.00        02/01/2020           655,343
      3,742,862  FNMA #834933<<+/-                                                        5.05        07/01/2035         3,729,794
      5,000,000  FNMA #874331                                                             5.07        02/01/2037         4,955,470
      7,271,966  FNMA #880156                                                             5.50        02/01/2036         7,181,903
        692,932  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                               7.00        12/25/2041           713,744
      3,311,120  FNMA GRANTOR TRUST SERIES 2004-T2                                        6.00        11/25/2034         3,368,862
      4,222,930  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                               6.00        02/25/2044         4,259,440
        476,070  FNMA SERIES 1998-M6 CLASS A2                                             6.32        08/15/2008           480,767
      1,259,917  FNMA SERIES 2001-M1 CLASS B                                              6.12        05/25/2013         1,261,065
      1,630,934  FNMA SERIES 2002-90 CLASS A2                                             6.50        11/25/2042         1,665,348
      3,497,584  FNMA SERIES 2003-86 CLASS PT                                             4.50        09/25/2018         3,431,760
     16,400,915  FNMA SERIES 2003-92 CLASS HP<<                                           4.50        09/25/2018        16,093,024
      6,299,266  FNMA SERIES 2003-97 CLASS CA<<                                           5.00        10/25/2018         6,265,732
      1,139,839  FNMA SERIES 2003-W4 CLASS 3A                                             7.00        10/25/2042         1,176,106
        711,494  FNMA SERIES 2004-W1 CLASS 2A2                                            7.00        12/25/2033           732,319

                                                                                                                       192,600,162
                                                                                                                     -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.25%
        178,719  GNMA #345066                                                             6.50        10/15/2023           183,871
        131,559  GNMA #346960                                                             6.50        12/15/2023           135,351
        109,709  GNMA #354692                                                             6.50        11/15/2023           112,871
        178,290  GNMA #361398                                                             6.50        01/15/2024           183,421
        182,043  GNMA #366641                                                             6.50        11/15/2023           187,291
         46,618  GNMA #473917                                                             7.00        04/15/2028            48,597
         78,188  GNMA #473918                                                             7.00        04/15/2028            81,506
        418,084  GNMA #531436                                                             7.00        06/15/2042           460,980
          8,830  GNMA #531965                                                             7.72        12/15/2041             9,333
        295,261  GNMA #533858                                                             7.35        06/15/2042           319,167
        523,631  GNMA #780626                                                             7.00        08/15/2027           542,314
     18,495,742  GNMA SERIES 2003-38 CLASS JC<<+/-                                        7.06        08/16/2042        20,078,066

                                                                                                                        22,342,768
                                                                                                                     -------------

TOTAL AGENCY SECURITIES (COST $323,079,142)                                                                            319,498,417
                                                                                                                     -------------
ASSET BACKED SECURITIES - 7.58%
      7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4
                 CLASS A5+/-SS.                                                           4.91        12/01/2040         7,496,925
        880,483  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2           5.59        12/01/2021           881,205
      5,013,107  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                      6.60        02/25/2032         5,132,226
      7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)               10.00        07/25/2008         1,023,700
         88,571  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7              6.63        09/15/2016            88,073
      4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                  5.12        08/15/2013         4,978,124
      2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                       4.64        06/15/2035         2,279,700
      4,000,000  CWL SERIES 2006-S4 CLASS A6                                              5.83        07/25/2034         4,015,412
      5,122,594  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
                 A1VN+/-                                                                  5.54        08/25/2035         5,122,594
      1,879,980  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                  6.86        07/15/2029         1,942,426
        796,360  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                5.66        04/25/2035           796,946
      7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ                  4.41        06/15/2012         6,942,192
      3,726,391  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                              5.59        01/20/2035         3,730,415
      7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                    4.18        02/15/2012         7,514,927
      3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                   6.08        11/25/2036         3,814,782
      5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                 AIO(C)                                                                   6.00        08/25/2011         1,263,350
      4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                     4.34        05/15/2012         3,949,540
      3,200,282  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                     4.50        02/28/2036         3,172,127
      6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                4.88        04/12/2013         5,990,509

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$     5,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                         4.39%       05/19/2013     $   4,954,787

TOTAL ASSET BACKED SECURITIES (COST $75,266,787)                                                                        75,089,960
                                                                                                                     -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.14%
      4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2005-6 CLASS ASB+/-                                                      5.18        09/10/2047         4,265,885
      6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2005-PW10 CLASS AAB                                               5.38        12/11/2040         6,049,724
      4,370,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
                 SERIES 2006-PW11 CLASS AAB+/-                                            5.46        03/11/2039         4,452,262
      3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB             4.76        05/15/2043         3,911,280
      3,470,431  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-           6.09        08/25/2035         3,473,104
      2,205,590  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                         6.50        11/25/2034         2,258,352
      5,249,520  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                    5.68        03/25/2035         5,266,747
      4,275,629  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                      5.72        09/25/2035         4,302,040
      3,829,535  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                      5.52        04/25/2036         3,830,555
      2,510,905  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2004-AR5 CLASS 10A1+/-                                                   5.00        05/01/2034         2,506,299
      5,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2005-C1 CLASS AAB                                                        4.82        02/15/2038         4,932,338
      3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                              5.26        05/25/2020         3,202,889
         14,980  FNMA SERIES 1988-5 CLASS Z                                               9.20        03/25/2018            15,644
      7,780,480  FNMA SERIES 2002-6 CLASS PD<<                                            6.00        02/25/2017         7,927,860
      4,568,603  FNMA SERIES 2002-9 CLASS PC<<                                            6.00        03/25/2017         4,659,805
     20,426,268  FNMA SERIES 2005-29 CLASS WQ<<                                           5.50        04/25/2035        20,548,476
      6,754,452  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                  6.25        05/25/2042         6,852,505
      3,967,167  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                7.00        05/25/2044         4,102,094
      2,045,823  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                  7.50        06/25/2044         2,145,258
      5,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                 CLASS A2                                                                 4.71        05/10/2043         4,944,199
      4,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                 CLASS AAB                                                                4.87        05/10/2043         3,939,076
      3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
                 CLASS AAB                                                                4.94        07/10/2045         2,962,317
        113,844  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-              5.66        01/19/2035           114,373
      5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-LDP5 CLASS ASB+/-                                            5.17        12/15/2044         5,567,278
      5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2006-LDP6 CLASS ASB+/-                                            5.49        04/15/2043         5,461,850
      2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2006-LDP7 CLASS ASB+/-                                            5.88        04/15/2045         2,827,328
      1,581,348  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                 3A1+/-++                                                                 5.68        04/25/2031         1,578,692
         95,426  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                            9.95        08/01/2017            95,914
      6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-               5.24        11/12/2037         6,040,224
      4,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-               4.67        06/12/2043         3,894,287
        292,554  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-              5.67        11/10/2030           292,981
        861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                   7.56        11/10/2030           882,567
      3,347,483  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++         6.50        10/25/2034         3,418,341
      1,661,923  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                             5.72        10/20/2027         1,664,192
        972,204  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2003-P10A CLASS 1                                                 4.52        02/10/2013           945,450
     12,077,535  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2005-P10B CLASS 1                                                 4.94        08/10/2015        12,013,227
      1,375,016  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2006-20H CLASS 1                                                  5.70        08/01/2026         1,414,045
      5,336,000  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2006-20I CLASS 1                                                  5.54        09/01/2026         5,443,145
      3,850,000  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2006-20J CLASS 1                                                  5.50        10/01/2026         3,892,571
     11,063,204  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2006-P10A CLASS 1                                                 5.41        02/10/2016        11,163,661
      7,474,625  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
                 SERIES 2006-P10B CLASS 1                                                 5.68        08/01/2016         7,609,740
      3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                 A4+/-                                                                    5.22        07/15/2042         3,867,488
      2,319,133   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                5.55        04/25/2045         2,324,606

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     2,692,745  WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4
                 CLASS DA+/-                                                              5.85%       06/25/2046     $   2,702,173

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $189,110,863)                                                          189,762,842
                                                                                                                     -------------
CORPORATE BONDS & NOTES - 23.11%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.05%
        500,000  SWIFT ENERGY                                                             7.63        07/15/2011           511,250
                                                                                                                     -------------
AEROSPACE, DEFENSE - 0.06%
        600,000  ARMOR HOLDINGS INCORPORATED                                              8.25        08/15/2013           628,500
                                                                                                                     -------------

AMUSEMENT & RECREATION SERVICES - 0.06%
        610,000  K2 INCORPORATED                                                          7.38        07/01/2014           616,100
                                                                                                                     -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
        675,000  PHILLIPS-VAN HEUSEN                                                      7.75        11/15/2023           708,750
                                                                                                                     -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.26%
      2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                     5.85        03/01/2014         2,529,663
                                                                                                                     -------------

BUSINESS SERVICES - 0.72%
      2,150,000  FISERV INCORPORATED                                                      4.00        04/15/2008         2,115,490
        375,000  IRON MOUNTAIN INCORPORATED                                               8.63        04/01/2013           384,375
      2,350,000  NCR CORPORATION                                                          7.13        06/15/2009         2,419,682
      2,120,000  THOMPSON CORPORATION                                                     6.20        01/05/2012         2,202,612

                                                                                                                         7,122,159
                                                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS - 0.88%
        415,000  CHURCH & DWIGHT COMPANIES INCORPORATED                                   6.00        12/15/2012           405,663
      1,400,000  HOSPIRA INCORPORATED                                                     4.95        06/15/2009         1,384,128
        325,000  IMC GLOBAL INCORPORATED SERIES B                                        11.25        06/01/2011           343,281
        475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                    9.63        05/15/2012           498,156
        625,000  MOSAIC COMPANY++                                                         7.38        12/01/2014           645,313
        507,000  OLIN CORPORATION                                                         9.13        12/15/2011           572,480
        794,000  OLIN CORPORATION++                                                       6.75        06/15/2016           801,940
        400,000  SENSIENT TECHNOLOGIES                                                    6.50        04/01/2009           402,086
      1,500,000  VALSPAR CORPORATION                                                      5.10        08/01/2015         1,435,644
      2,100,000  WYETH                                                                    6.95        03/15/2011         2,242,166

                                                                                                                         8,730,857
                                                                                                                     -------------

COMMUNICATIONS - 0.59%
      1,900,000  COX COMMUNICATIONS INCORPORATED                                          7.88        08/15/2009         2,012,835
      1,000,000  COX COMMUNICATIONS INCORPORATED                                          4.63        01/15/2010           986,296
        500,000  L3 COMMUNICATIONS CORPORATION                                            7.63        06/15/2012           518,750
        375,000  PANAMSAT CORPORATION                                                     6.38        01/15/2008           374,531
      1,495,000  QWEST CORPORATION<<                                                      5.63        11/15/2008         1,493,131
        450,000  QWEST CORPORATION                                                        7.88        09/01/2011           477,563

                                                                                                                         5,863,106
                                                                                                                     -------------
DEPOSITORY INSTITUTIONS - 6.45%
      4,400,000  ASSOCIATED BANCORP                                                       6.75        08/15/2011         4,657,897
      2,100,000  BAC CAPITAL TRUST XIV+/-                                                 5.63        12/31/2049         2,120,612
      6,839,000  BANK AMERICA CAPITAL III+/-                                              5.93        01/15/2027         6,713,231
      2,000,000  CHASE CAPITAL VI+/-                                                      5.99        08/01/2028         1,965,502
      1,160,000  CHEVY CHASE BANK FSB                                                     6.88        12/01/2013         1,160,000
      4,000,000  CITY NATIONAL BANK                                                       6.75        09/01/2011         4,255,088
      2,778,000  COLONIAL BANK NA MONTGOMERY AL                                           6.38        12/01/2015         2,902,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$       750,000  CORESTATES CAPITAL TRUST II+/-++                                         6.01%       01/15/2027     $     741,385
      2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                             5.63        12/31/2049         2,241,736
      1,226,000  FARMERS EXCHANGE CAPITAL++                                               7.20        07/15/2048         1,295,205
        500,000  FIRST CITIZENS BANCORP++                                                 6.80        04/01/2015           513,200
      3,250,000  FIRSTAR BANK NA                                                          7.13        12/01/2009         3,421,451
        800,000  HAVEN CAPITAL TRUST I                                                   10.46        02/01/2027           844,494
      4,500,000  HSBC CAPITAL FUNDING LP+/-++                                             4.61        12/29/2049         4,300,083
      1,000,000  JPMORGAN CHASE CAPITAL XVIII                                             6.95        08/17/2036         1,092,089
      2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                6.34        04/01/2027         2,899,925
        450,000  NTC CAPITAL TRUST SERIES A+/-                                            5.88        01/15/2027           436,110
      2,500,000  PNC FUNDING CORPORATION                                                  7.50        11/01/2009         2,648,578
      3,275,000  RABOBANK CAPITAL FUNDING II+/-++                                         5.26        12/29/2049         3,234,157
      2,350,000  RBS CAPITAL TRUST+/-                                                     5.51        09/29/2049         2,345,589
      2,875,000  TCF NATIONAL BANK+/-                                                     5.00        06/15/2014         2,837,499
      1,000,000  TCF NATIONAL BANK                                                        5.50        02/01/2016           997,716
      2,500,000  UBS PREFERRED FUNDING TRUST V SERIES 1+/-                                6.24        05/15/2049         2,622,963
      1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                 6.38        08/01/2011         1,495,827
      1,250,000  USB CAPITAL IX+/-                                                        6.19        03/29/2049         1,288,044
      2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                   7.80        08/18/2010         2,963,780
      1,900,000  WACHOVIA CAPITAL TRUST I+/-                                              5.80        08/29/2049         1,931,675

                                                                                                                        63,926,168
                                                                                                                     -------------

EDUCATIONAL SERVICES - 0.82%
      2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                    7.25        11/02/2049         2,878,486
      5,000,000  STANFORD UNIVERSITY SERIES MTNA                                          6.16        04/30/2011         5,209,615

                                                                                                                         8,088,101
                                                                                                                     -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.91%
      2,600,000  DUKE ENERGY FIELD SERVICES LLC                                           7.88        08/16/2010         2,812,212
        630,000  MASSEY ENERGY COMPANY<<                                                  6.63        11/15/2010           637,875
      1,875,000  NEVADA POWER COMPANY SERIES O<<                                          6.50        05/15/2018         1,989,386
      3,000,000  PEOPLES ENERGY CORPORATION                                               6.90        01/15/2011         3,157,455
        380,000  SEMCO ENERGY INCORPORATED                                                7.13        05/15/2008           383,339

                                                                                                                         8,980,267
                                                                                                                     -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.87%
      2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                      6.40        12/15/2011         2,620,925
        350,000  FLEXTRONICS INTERNATIONAL                                                6.25        11/15/2014           338,625
      2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                                4.85        11/15/2010         2,446,608
        275,000  MOOG INCORPORATED                                                        6.25        01/15/2015           272,938
      1,750,208  TENASKA ALABAMA II PARTNERS LP++                                         7.00        06/30/2021         1,772,469
      1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                                    6.63        05/07/2008         1,160,173

                                                                                                                         8,611,738
                                                                                                                     -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.09%
        860,000  US ONCOLOGY INCORPORATED                                                 9.00        08/15/2012           909,450
                                                                                                                     -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
        525,000  VALMONT INDUSTRIES INCORPORATED                                          6.88        05/01/2014           530,250
                                                                                                                     -------------

FOOD & KINDRED PRODUCTS - 0.84%
      1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                       3.88        10/01/2008           980,090
      1,764,000  CONAGRA FOODS INCORPORATED                                               7.88        09/15/2010         1,915,988
        375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                               8.00        02/15/2008           382,500
        745,000  COTT BEVERAGES USA INCORPORATED                                          8.00        12/15/2011           762,694
      2,500,000  KELLOGG COMPANY                                                          6.60        04/01/2011         2,635,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (continued)
$     1,600,000  KRAFT FOODS INCORPORATED                                                 6.25%       06/01/2012     $   1,675,470

                                                                                                                         8,352,010
                                                                                                                     -------------

FURNITURE & FIXTURES - 0.15%
      1,450,000  STEELCASE INCORPORATED                                                   6.50        08/15/2011         1,495,491
                                                                                                                     -------------

GENERAL MERCHANDISE STORES - 0.04%
        375,000  JEAN COUTU GROUP INCORPORATED                                            7.63        08/01/2012           398,438
                                                                                                                     -------------

HEALTH SERVICES - 0.46%
      3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                7.50        05/01/2031         4,560,847
                                                                                                                     -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.80%
      3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                 5.59        12/28/2020         3,018,736
      2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                  7.25        07/15/2010         2,390,555
        250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                               6.30        02/15/2011           260,368
      2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                        6.25        02/15/2012         2,249,657

                                                                                                                         7,919,316
                                                                                                                     -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.33%
        525,000  MANDALAY RESORT GROUP                                                    6.38        12/15/2011           525,000
      2,750,000  MGM MIRAGE INCORPORATED                                                  7.63        01/15/2017         2,784,375

                                                                                                                         3,309,375
                                                                                                                     -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.39%
        500,000  AMERICAN STANDARD INCORPORATED                                           8.25        06/01/2009           528,909
      1,425,000  BLACK & DECKER                                                           5.75        11/15/2016         1,446,016
        575,000  BRIGGS & STRATTON CORPORATION                                            8.88        03/15/2011           626,513
        625,000  SCIENTIFIC GAMES CORPORATION                                             6.25        12/15/2012           617,188
        625,000  UNISYS CORPORATION<<                                                     6.88        03/15/2010           625,000

                                                                                                                         3,843,626
                                                                                                                     -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.67%
      1,520,000  AEGON NV<<                                                               4.75        06/01/2013         1,484,386
      2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                      6.50        06/14/2011         2,105,104
      2,670,000  NLV FINANCIAL CORPORATION++                                              7.50        08/15/2033         3,016,270

                                                                                                                         6,605,760
                                                                                                                     -------------

INSURANCE CARRIERS - 3.00%
      2,675,000  BLUE CROSS & BLUE SHIELD OF FLORIDA++                                    8.25        11/15/2011         3,002,270
      3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                         7.90        07/02/2010         3,467,462
        750,000  LINCOLN NATIONAL CORPORATION                                             6.20        12/15/2011           781,383
      3,007,000  MARKEL CORPORATION                                                       7.20        08/15/2007         3,025,806
      1,700,000  METLIFE GLOBAL FUNDING++                                                 5.13        11/09/2011         1,701,930
      4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                       8.25        09/15/2025         5,606,479
      3,000,000  MONUMENTAL GLOBAL FUNDING II<<++                                         4.63        03/15/2010         2,959,134
      2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                           5.38        09/15/2013         2,944,016
      1,385,000  SAFECO CORPORATION                                                       4.88        02/01/2010         1,377,165
      2,200,000  UNITRIN INCORPORATED                                                     5.75        07/01/2007         2,201,478
      2,675,000  WR BERKLEY CORPORATION                                                   5.13        09/30/2010         2,658,022

                                                                                                                        29,725,145
                                                                                                                     -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.62%
        425,000  CENTRAL GARDEN & PET COMPANY                                             9.13        02/01/2013           442,000
      3,300,000  GENERAL ELECTRIC COMPANY                                                 5.00        02/01/2013         3,288,783

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$     2,000,000  HONEYWELL INTERNATIONAL INCORPORATED                                     6.13%       11/01/2011    $    2,092,268
        330,000  OWENS-BROCKWAY                                                           8.88        02/15/2009           337,425

                                                                                                                         6,160,476
                                                                                                                    --------------

MISCELLANEOUS RETAIL - 0.11%
        500,000  AMERIGAS PARTNERS LP                                                     7.25        05/20/2015           507,500
        545,000  LAMAR MEDIA CORPORATION                                                  6.63        08/15/2015           536,825

                                                                                                                         1,044,325
                                                                                                                    --------------

MOTION PICTURES - 0.32%
      3,000,000  TIME WARNER INCORPORATED                                                 6.75        04/15/2011         3,164,925
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.30%
      2,750,000  FORD MOTOR CREDIT COMPANY                                                7.38        10/28/2009         2,770,642
        200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                 7.57        12/01/2014           206,069

                                                                                                                         2,976,711
                                                                                                                    --------------

OIL & GAS EXTRACTION - 0.29%
      1,250,000  CHESAPEAKE ENERGY CORPORATION                                            7.50        06/15/2014         1,309,375
        150,000  CHESAPEAKE ENERGY CORPORATION                                            6.38        06/15/2015           148,875
        150,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                             6.88        11/01/2014           145,125
        450,000  PARKER DRILLING COMPANY                                                  9.63        10/01/2013           489,375
        250,000  POGO PRODUCING COMPANY                                                   7.88        05/01/2013           253,125
        250,000  POGO PRODUCING COMPANY                                                   6.63        03/15/2015           243,125
        300,000  STONE ENERGY CORPORATION                                                 6.75        12/15/2014           282,000

                                                                                                                         2,871,000
                                                                                                                    --------------

PERSONAL SERVICES - 0.05%
        500,000  SERVICE CORPORATION INTERNATIONAL                                        6.50        03/15/2008           502,500
                                                                                                                    --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.12%
      1,210,000  FRONTIER OIL CORPORATION                                                 6.63        10/01/2011         1,203,950
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 0.02%
        125,000  CENTURY ALUMINUM COMPANY                                                 7.50        08/15/2014           127,813
        100,000  INTERNATIONAL STEEL GROUP                                                6.50        04/15/2014           103,750

                                                                                                                           231,563
                                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.26%
      2,350,000  VIACOM INCORPORATED                                                      7.70        07/30/2010         2,533,063
                                                                                                                    --------------

REAL ESTATE - 0.40%
        800,000  HOST MARRIOTT LP<<                                                       7.13        11/01/2013           816,000
      1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                    5.08        08/01/2013         1,316,678
        500,000  ROUSE COMPANY                                                            5.38        11/26/2013           478,285
      1,250,000  SHURGARD STORAGE CENTERS                                                 7.75        02/22/2011         1,348,023

                                                                                                                         3,958,986
                                                                                                                    --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.48%
      2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                3.88        01/30/2009         2,434,490
        800,000  PROLOGIS TRUST                                                           5.25        11/15/2010           802,463
      1,500,000  SIMON PROPERTY GROUP LP                                                  5.75        05/01/2012         1,539,617

                                                                                                                         4,776,570
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.90%
$     2,500,000  GOLDMAN SACHS GROUP INCORPORATED                                         6.88%       01/15/2011    $    2,652,858
      2,750,000  MERRILL LYNCH & COMPANY INCORPORATED                                     6.05        05/16/2016         2,859,354
      3,250,000  MORGAN STANLEY                                                           6.75        04/15/2011         3,449,007

                                                                                                                         8,961,219
                                                                                                                    --------------

TRANSPORTATION BY AIR - 0.34%
        135,091  CONTINENTAL AIRLINES INCORPORATED SERIES 974C                            6.80        07/02/2007           134,754
      3,084,694  FEDEX CORPORATION SERIES 97-B                                            7.52        01/15/2018         3,255,389

                                                                                                                         3,390,143
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 0.30%
      2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                    5.13        05/09/2008         2,073,315
        860,000  NAVISTAR INTERNATIONAL CORPORATION<<                                     7.50        06/15/2011           867,465

                                                                                                                         2,940,780
                                                                                                                    --------------

WATER TRANSPORTATION - 0.04%
        400,000  OVERSEAS SHIPHOLDING GROUP                                               8.25        03/15/2013           420,000
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $222,677,432)                                                                      229,102,578
                                                                                                                    --------------

FOREIGN CORPORATE BONDS - 1.17%
      2,000,000  BARCLAYS BANK PLC+/-++                                                   5.93        12/15/2016         2,043,592
      2,245,000  BARCLAYS BANK PLC+/-++                                                   8.55        09/29/2049         2,520,821
      2,750,000  CONOCOPHILLIPS COMPANY                                                   5.63        10/15/2016         2,812,296
        200,000  ISPAT INLAND ULC                                                         9.75        04/01/2014           225,079
        250,000  NOVELIS INCORPORATED                                                     7.25        02/15/2015           260,000
      1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                     7.00        06/15/2011         1,157,012
      2,500,000  SABMILLER PLC++                                                          6.20        07/01/2011         2,585,675

TOTAL FOREIGN CORPORATE BONDS@ (COST $11,331,126)                                                                       11,604,475
                                                                                                                    --------------

MUNICIPAL BONDS & NOTES - 5.98%
      1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                   4.88        01/01/2015           983,360
      2,035,000  CITY OF MINNEAPOLIS MN SERIES A                                          6.00        02/01/2026         2,068,944
      5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                 REVENUE (FSA INSURED)                                                    7.40        12/01/2025         6,112,054
      5,160,000  INDIANA BOND BANK REVENUE SCHOOL SEVERANCE FUND 8-A (FGIC INSURED)       4.73        01/15/2014         5,058,864
      5,000,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                 SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                          5.41        07/01/2038         4,991,100
      1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                    5.15        01/01/2013         1,214,307
        440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                    5.21        01/01/2014           438,469
      1,000,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                    5.75        07/01/2037         1,013,020
      1,250,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                    5.92        07/01/2034         1,268,363
        890,000  LA CROSSE WI SERIES B                                                    5.00        12/01/2009           886,903
        940,000  LA CROSSE WI SERIES B                                                    5.20        12/01/2010           941,043
      2,210,000  LOYOLA UNIVERSITY ILLINOIS                                               4.80        07/01/2013         2,155,767
      2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 SERIES 15                                                                6.05        01/01/2012         2,094,400
      2,085,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES H                                                         5.85        07/01/2036         2,110,833
      4,545,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                 FINANCE SERIES J                                                         6.13        07/01/2038         4,639,400
      3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                 PERSONAL INCOME TAX REVENUE SERIES B                                     4.90        12/15/2011         2,982,510
      1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                 EXCISE TAX REVENUE SERIES A                                              8.25        03/01/2035         1,594,620
      4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES K                                                         5.97        03/01/2029         4,066,000
      2,500,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                 REVENUE SERIES O (GNMA/FNMA INSURED)                                     5.47        09/01/2025         2,501,275
      3,435,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                      5.84        04/01/2037         3,498,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (continued)
$     1,000,000  STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO, VA GUARANTEED)      7.15%       12/01/2009    $    1,052,440
      1,000,000  STRATFORD CT (GO, FGIC INSURED)                                          6.28        02/15/2009         1,023,510
      4,215,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES D                                               5.81        03/01/2037         4,313,378
      2,175,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP REVENUE SERIES F                                               5.73        09/01/2037         2,229,919

TOTAL MUNICIPAL BONDS & NOTES (COST $57,723,432)                                                                        59,238,923
                                                                                                                    --------------
PRIVATE INVESTMENT PARTNERSHIPS - 0.17%
      2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                5.42        02/15/2015         1,633,140

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,520,854)                                                                  1,633,140
                                                                                                                    --------------
TERM LOANS - 0.55%
        500,000  ARAMARK CORPORATION TERM LOAN B                                          7.48        01/26/2014           504,860
      1,500,000  BSC INTERNATIONAL HOLDING TERM LOAN                                      1.00        04/21/2011         1,498,125
        918,751  CITGO PETROLEUM CORPORATION TERM LOAN                                    7.34        11/15/2012           920,359
        495,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                         7.61        12/20/2012           499,445
        544,615  NOVELIS INCORPORATED TERM LOAN B                                         7.60        01/07/2012           545,182
      1,500,000  OSHKOSH TRUCK CORPORATION TERM LOAN                                      7.35        12/06/2013         1,512,000

TOTAL TERM LOANS (COST $5,456,762)                                                                                       5,479,971
                                                                                                                    --------------
US TREASURY SECURITIES - 10.13%

US TREASURY BONDS - 7.10%
      2,250,000  US TREASURY BOND<<                                                       8.00        11/15/2021         3,015,702
     11,150,000  US TREASURY BOND<<                                                       7.25        08/15/2022        14,156,140
     23,165,000  US TREASURY BOND<<                                                       6.25        08/15/2023        27,025,239
      4,310,000  US TREASURY BOND<<                                                       6.75        08/15/2026         5,378,070
     12,440,000  US TREASURY BOND<<                                                       6.13        08/15/2029        14,772,500
        250,000  US TREASURY BOND<<                                                       5.38        02/15/2031           272,578
      5,673,756  US TREASURY BOND - INFLATION PROTECTED<<&                                2.38        01/15/2025         5,785,013

                                                                                                                        70,405,242
                                                                                                                    --------------
US TREASURY NOTES - 3.03%
     10,000,000  US TREASURY NOTE<<                                                       4.75        01/31/2012        10,101,170
      2,000,000  US TREASURY NOTE<<                                                       5.13        05/15/2016         2,082,656
      7,000,000  US TREASURY NOTE<<                                                       4.88        08/15/2016         7,162,421
     11,096,295  US TREASURY NOTE - INFLATION PROTECTED<<&                                1.63        01/15/2015        10,642,911

                                                                                                                        29,989,158
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $98,137,621)                                                                        100,394,400
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 33.08%

COLLATERAL INVESTED IN OTHER ASSETS - 33.08%
        948,325  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40        11/21/2007           949,188
         28,450  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.42        06/27/2007            28,464
         10,432  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47        01/18/2008            10,445
      2,750,142  AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37        03/14/2008         2,750,747
         78,711  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.32        07/10/2007            78,717
         94,832  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.46        09/27/2007            94,926
         93,315  AMSTEL FUNDING CORPORATION                                               5.31        03/15/2007            93,125
        712,951  AMSTEL FUNDING CORPORATION                                               5.31        04/16/2007           708,174
        330,207  AMSTEL FUNDING CORPORATION                                               5.31        04/20/2007           327,803
      1,184,932  ASIF GLOBAL FINANCING+/-++                                               5.40        05/03/2007         1,185,110
      2,370,812  ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.33        05/10/2007         2,370,812
        142,249  ATLAS CAPITAL FUNDING CORPORATION++                                      5.29        05/21/2007           140,572

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,896,650  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30%       04/25/2007    $    1,896,706
      2,370,812  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.37        10/25/2007         2,370,836
      3,200,312  ATOMIUM FUNDING CORPORATION++                                            5.33        05/11/2007         3,167,252
      5,026,121  BEAR STEARNS & COMPANY+/-                                                5.38        08/22/2007         5,026,121
      2,370,812  BEAR STEARNS & COMPANY+/-                                                5.39        10/05/2007         2,370,812
        488,387  BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.94        09/27/2007           490,268
      4,314,878  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.44        10/03/2007         4,318,459
     34,613,855  BEAR STEARNS & COMPANY
                 (MATURITY VALUE $34,619,009)                                             5.36        03/01/2007        34,613,855
      1,422,487  BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.33        07/17/2007         1,422,843
     12,328,222  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $12,330,058)                                             5.36        03/01/2007        12,328,222
        423,237  BUCKINGHAM CDO LLC                                                       5.30        03/15/2007           422,374
      1,112,575  CAIRN HIGH GRADE FUNDING I LLC                                           5.29        03/01/2007         1,112,575
        199,148  CAIRN HIGH GRADE FUNDING I LLC                                           5.31        03/08/2007           198,945
        477,956  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31        03/14/2007           477,048
        663,827  CAIRN HIGH GRADE FUNDING I LLC++                                         5.30        03/22/2007           661,796
      1,232,822  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        04/23/2007         1,223,317
        948,325  CAIRN HIGH GRADE FUNDING I LLC                                           5.32        05/08/2007           938,936
      1,706,985  CAIRN HIGH GRADE FUNDING I LLC                                           5.32        05/10/2007         1,689,590
      1,404,469  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        05/14/2007         1,389,343
         36,985  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43        08/20/2007            37,009
      2,370,812  CBA (DELAWARE) FINANCE INCORPORATED                                      5.31        05/31/2007         2,339,470
        776,204  CEDAR SPRINGS CAPITAL COMPANY++                                          5.28        03/02/2007           776,087
      1,728,701  CEDAR SPRINGS CAPITAL COMPANY++                                          5.29        03/05/2007         1,727,699
         45,520  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/07/2007            45,480
        236,702  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        03/12/2007           236,323
      2,370,812  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/16/2007         2,365,620
        723,761  CEDAR SPRINGS CAPITAL COMPANY                                            5.29        03/29/2007           720,809
      4,145,981  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        04/10/2007         4,121,852
      2,882,813  CEDAR SPRINGS CAPITAL COMPANY                                            5.31        04/16/2007         2,863,498
        279,661  CEDAR SPRINGS CAPITAL COMPANY                                            5.32        04/18/2007           277,706
      2,841,371  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        05/08/2007         2,813,241
        139,119  CHEYNE FINANCE LLC++                                                     5.30        03/01/2007           139,119
         61,641  CHEYNE FINANCE LLC                                                       5.29        03/22/2007            61,452
        995,741  CHEYNE FINANCE LLC++                                                     5.33        04/13/2007           989,508
         94,832  CHEYNE FINANCE LLC++                                                     5.31        04/17/2007            94,184
      1,232,822  CHEYNE FINANCE LLC                                                       5.33        05/11/2007         1,220,087
        948,325  CHEYNE FINANCE LLC                                                       5.32        05/14/2007           938,111
        426,746  CHEYNE FINANCE LLC                                                       5.32        06/07/2007           420,669
      7,586,598  CHEYNE FINANCE LLC                                                       5.32        06/18/2007         7,466,427
      1,896,650  CHEYNE FINANCE LLC                                                       5.32        07/17/2007         1,858,698
      1,896,650  CHEYNE FINANCE LLC                                                       5.32        07/18/2007         1,858,432
      2,370,812  CHEYNE FINANCE LLC+/-++                                                  5.32        02/25/2008         2,369,911
        101,755  CIT GROUP INCORPORATED+/-                                                5.58        05/18/2007           101,812
        948,325  CIT GROUP INCORPORATED+/-                                                5.43        12/19/2007           949,302
      6,019,133  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,020,029)                                              5.36        03/01/2007         6,019,133
      5,405,451  COBBLER FUNDING LIMITED                                                  5.29        03/15/2007         5,394,424
        379,330  COMERICA BANK+/-                                                         5.34        07/20/2007           379,407
      8,074,986  CORPORATE ASSET SECURITIZATION AUSTRALIA++                               5.31        03/13/2007         8,060,854
        474,162  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                      5.36        03/27/2007           474,049
        426,746  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.46        04/05/2007           426,789
        217,166  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.73        10/29/2007           217,803
         23,708  CROWN POINT CAPITAL COMPANY                                              5.32        04/17/2007            23,546
     11,487,627  DEER VALLEY FUNDING LLC                                                  5.29        03/07/2007        11,477,633
      2,370,812  DEER VALLEY FUNDING LLC                                                  5.30        03/19/2007         2,364,600
        215,744  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                                5.34        03/15/2007           215,591
      1,896,650  FCAR OWNER TRUST SERIES II                                               5.33        06/11/2007         1,868,541
        948,325  FCAR OWNER TRUST SERIES II                                               5.34        06/21/2007           932,896
         80,228  FCAR OWNER TRUST SERIES II                                               5.32        06/22/2007            78,911
        616,411  FCAR OWNER TRUST SERIES II                                               5.33        07/20/2007           603,812

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    10,441,963  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,443,518)                                             5.36%       03/01/2007    $   10,441,963
         94,832  FIVE FINANCE INCORPORATED+/-++                                           5.33        09/13/2007            94,859
      1,706,985  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.31        06/18/2007         1,679,946
        237,176  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.32        06/25/2007           233,180
         94,832  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.34        07/12/2007            93,004
         40,968  FOX TROT CDO LIMITED++                                                   5.29        04/11/2007            40,723
      1,517,320  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40        06/18/2007         1,517,320
      1,915,142  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.42        06/22/2007         1,916,042
      3,228,098  GENWORTH FINANCIAL INCORPORATED+/-                                       5.51        06/15/2007         3,229,905
      5,142,291  GEORGE STREET FINANCE LLC                                                5.32        03/28/2007         5,122,031
      2,370,812  GERMAN RESIDENTIAL FUNDING+/-++                                          5.34        08/22/2007         2,370,812
      2,370,812  GERMAN RESIDENTIAL FUNDING+/-++                                          5.35        08/22/2007         2,370,812
      4,741,624  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.46        03/30/2007         4,741,908
         71,124  GRAMPIAN FUNDING LIMITED                                                 5.31        05/22/2007            70,275
        160,267  HUDSON-THAMES LLC++                                                      5.33        03/05/2007           160,174
        392,037  HUDSON-THAMES LLC++                                                      5.30        04/02/2007           390,211
      3,306,050  HUDSON-THAMES LLC                                                        5.31        04/16/2007         3,283,899
        744,530  HUDSON-THAMES LLC                                                        5.31        04/20/2007           739,110
      2,922,168  HUDSON-THAMES LLC                                                        5.32        07/16/2007         2,864,134
         66,383  IBM CORPORATION SERIES MTN+/-                                            5.36        06/28/2007            66,402
      3,319,137  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39        09/17/2007         3,319,137
         23,708  IRISH LIFE & PERMANENT PLC++                                             5.31        04/04/2007            23,591
      6,069,279  KAUPTHING BANK SERIES MTN+/-++                                           5.40        03/20/2007         6,068,975
        401,521  KLIO FUNDING CORPORATION++                                               5.31        04/12/2007           399,067
        185,398  KLIO III FUNDING CORPORATION                                             5.31        03/20/2007           184,884
      3,882,821  KLIO III FUNDING CORPORATION                                             5.31        05/08/2007         3,844,381
        313,421  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.34        03/15/2007           312,782
        964,541  LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.30        04/09/2007           959,063
      3,319,137  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                 5.46        05/31/2007         3,320,564
        532,010  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                     5.48        04/20/2007           532,143
        237,081  LIBERTY LIGHT US CAPITAL+/-++                                            5.36        11/21/2007           237,188
        379,330  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                5.48        04/16/2007           379,402
      2,370,812  LIQUID FUNDING LIMITED++                                                 5.29        03/05/2007         2,369,437
      1,329,362  LIQUID FUNDING LIMITED++                                                 5.30        03/30/2007         1,323,738
        142,249  LIQUID FUNDING LIMITED++                                                 5.34        07/16/2007           139,424
      4,741,624  LIQUID FUNDING LIMITED+/-++                                              5.29        08/15/2007         4,627,019
         71,124  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.60        01/02/2008            71,271
         47,416  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.54        04/20/2007            47,430
         16,122  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39        08/24/2007            16,127
        284,497  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47        08/27/2007           284,790
         56,899  METLIFE GLOBAL FUNDING I+/-++                                            5.43        03/16/2007            56,902
      2,370,812  METLIFE GLOBAL FUNDING I+/-++                                            5.31        02/22/2008         2,370,812
        203,890  MORGAN STANLEY+/-                                                        5.48        11/09/2007           204,132
      4,495,208  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $4,495,877)                                              5.36        03/01/2007         4,495,208
      1,458,049  MORGAN STANLEY SERIES EXL+/-                                             5.38        03/14/2008         1,458,720
      2,370,812  NATEXIS BANQUES POPULAIRES+/-++                                          5.35        11/09/2007         2,370,693
      3,741,141  NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007         3,743,498
        237,081  NATIONWIDE BUILDING SOCIETY+/-                                           5.48        07/20/2007           237,253
        206,640  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.27        03/27/2007           205,857
        278,807  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.30        04/09/2007           277,224
      1,499,776  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.34        07/30/2007         1,467,006
         91,324  NORTH SEA FUNDING++                                                      5.32        04/16/2007            90,712
      4,452,859  RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34        08/22/2007         4,453,567
        310,102  ROYAL BANK OF SCOTLAND PLC+/-++                                          5.36        03/30/2007           310,121
        135,041  SCALDIS CAPITAL LIMITED                                                  5.31        03/19/2007           134,688
         56,899  SCALDIS CAPITAL LIMITED++                                                5.31        04/16/2007            56,518
      2,275,980  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.32        04/11/2007         2,276,025
      1,706,985  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33        10/26/2007         1,706,933
      1,896,650  SLM CORPORATION+/-++                                                     5.32        03/12/2008         1,896,991
        580,375  SLM CORPORATION SERIES MTN1+/-                                           5.57        07/25/2007           580,955
        151,732  SOCIETE GENERALE NORTH AMERICA                                           5.33        06/11/2007           149,483

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       167,379  SOCIETE GENERALE NORTH AMERICA                                           5.34%       06/20/2007    $      164,679
      1,137,990  STANFIELD VICTORIA FUNDING++                                             5.32        04/25/2007         1,128,874
        706,502  STANFIELD VICTORIA FUNDING                                               5.33        06/21/2007           695,007
      7,814,196  STANFIELD VICTORIA FUNDING++                                             5.33        06/26/2007         7,681,355
        948,325  STANFIELD VICTORIA FUNDING                                               5.34        07/30/2007           927,604
        331,914  TASMAN FUNDING INCORPORATED++                                            5.32        05/16/2007           328,243
      9,483,248  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.51        12/31/2007         9,483,248
      1,822,585  TRAVELERS INSURANCE COMPANY+/-                                           5.39        02/08/2008         1,822,549
         24,277  TULIP FUNDING CORPORATION                                                5.31        04/25/2007            24,083
     26,550,496  UNICREDITO ITALIANO BANK (IRELAND)                                       5.37        07/31/2007        25,966,385
      2,370,812  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.33        03/09/2007         2,371,168
        512,095  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.37        12/03/2007           512,253
        161,215  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.36        12/13/2007           161,318
        189,665  VERSAILLES CDS LLC++                                                     5.30        03/15/2007           189,278
        142,249  VERSAILLES CDS LLC++                                                     5.31        04/16/2007           141,296
        142,249  VETRA FINANCE CORPORATION++                                              5.31        03/02/2007           142,227
      1,596,979  VETRA FINANCE CORPORATION++                                              5.32        03/13/2007         1,594,184
      1,612,152  VETRA FINANCE CORPORATION++                                              5.30        04/23/2007         1,599,722
         14,225  WACHOVIA CORPORATION+/-                                                  5.41        07/20/2007            14,232
      2,370,812  WAL-MART STORES INCORPORATED SERIES MTN+/-                               5.26        03/28/2007         2,370,765
        464,679  WESTPAC BANKING CORPORATION++                                            5.30        03/29/2007           462,783
        210,623  WHISTLEJACKET CAPITAL LIMITED                                            5.31        03/20/2007           210,040
      2,126,049  WHISTLEJACKET CAPITAL LIMITED++                                          5.30        03/30/2007         2,117,056
      1,929,746  WHITE PINE FINANCE LLC                                                   5.30        03/12/2007         1,926,659
      2,091,910  WHITE PINE FINANCE LLC++                                                 5.31        03/30/2007         2,083,061
        758,660  WHITE PINE FINANCE LLC SERIES MTN+/-++                                   5.35        06/21/2007           758,819
      1,564,736  WHITE PINE FINANCE LLC SERIES MTN1+/-++                                  5.32        04/20/2007         1,564,783
      2,705,760  WORLD OMNI VEHICLE LEASING                                               5.33        03/21/2007         2,697,859
         47,416  WORLD SAVINGS BANK FSB+/-                                                5.43        06/01/2007            47,432
          9,483  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36        10/19/2007             9,487
        118,541  YORKTOWN CAPITAL LLC                                                     5.31        03/12/2007           118,348

                                                                                                                       327,933,094
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $327,933,094)                                                            327,933,094
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,312,582,432)*                                            133.14%                                           $1,319,746,614

OTHER ASSETS AND LIABILITIES, NET                                 (33.14)                                             (328,531,196)
                                                                  ------                                            --------------

TOTAL NET ASSETS                                                  100.00%                                           $  991,215,418
                                                                  ------                                            --------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

SS.  THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE
     EFFECTIVE MATURITY.

(C)  INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST
     PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE
     NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED
     REPRESENTS THE COUPON RATE.

++   SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER
     RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES
     ACT OF 1933, AS AMENDED.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED
     PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

&    U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN
     WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL
     INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED
     PRINCIPAL AMOUNT.

+    NON-INCOME EARNING SECURITIES.

*    COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
     FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.94%

FEDERAL HOME LOAN BANK - 0.84%
$     5,530,000  FHLB<<                                                                  4.25%        05/16/2008    $    5,486,661
                                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.10%
        630,000  FHLMC<<                                                                 4.30         05/05/2008           625,238
                                                                                                                    --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,108,156)                                                                  6,111,899
                                                                                                                    --------------

AGENCY SECURITIES - 27.19%

FEDERAL AGENCY & GOVERNMENT - 0.22%
        164,160  SBA #500957+/-                                                          8.50         07/25/2014           168,858
        103,730  SBA #501224+/-                                                          6.50         06/25/2015           105,122
         15,743  SBA #502966+/-                                                          9.48         05/25/2015            16,416
        135,709  SBA #503405+/-                                                          8.63         05/25/2016           142,365
        419,814  SBA #503611+/-                                                          8.13         12/25/2021           441,936
         16,917  SBA #503653+/-                                                          8.88         01/25/2010            17,105
        244,368  SBA #503658+/-                                                          9.38         09/25/2010           249,368
        306,365  SBA SERIES 2000-10C CLASS 1                                             7.88         05/01/2010           315,234

                                                                                                                         1,456,404
                                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.61%
      4,942,360  FHLMC #1G0052+/-                                                        4.79         02/01/2035         4,903,605
        179,268  FHLMC #786614+/-                                                        6.76         08/01/2025           182,640
        108,521  FHLMC #845151+/-                                                        6.86         06/01/2022           109,848
         16,871  FHLMC #846367+/-                                                        7.07         04/01/2029            17,215
      3,928,060  FHLMC #E02227<<                                                         6.00         11/01/2021         3,989,322
      1,285,775  FHLMC #E90573<<                                                         6.00         07/01/2017         1,305,941
      6,144,150  FHLMC #G11693<<                                                         5.00         05/15/2020         6,120,223
      9,810,492  FHLMC #G11696<<                                                         5.50         05/15/2020         9,830,711
      2,077,905  FHLMC #G90030<<                                                         7.50         07/17/2017         2,136,214
      2,330,982  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A           7.00         02/25/2043         2,405,572
      4,358,096  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2          7.00         03/25/2043         4,475,948
      3,383,673  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2          7.00         07/25/2043         3,477,251
      4,044,170  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A           7.50         09/25/2043         4,171,181

                                                                                                                        43,125,671
                                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.35%
        169,387  FNMA #155506+/-                                                         6.54         04/01/2022           170,189
        462,596  FNMA #190815+/-                                                         4.85         07/01/2017           462,569
        203,821  FNMA #253482                                                            8.50         10/01/2030           217,146
      2,747,722  FNMA #289517<<+/-                                                       5.61         04/01/2034         2,774,839
      5,912,533  FNMA #295541<<+/-                                                       5.63         10/01/2032         5,970,186
         43,818  FNMA #318464+/-                                                         7.00         04/01/2025            44,173
        110,057  FNMA #321051+/-                                                         7.09         08/01/2025           111,352
         58,657  FNMA #331866+/-                                                         7.05         12/01/2025            59,511
        701,357  FNMA #383629                                                            6.06         05/01/2008           705,895
        929,133  FNMA #385793<<                                                          3.64         07/01/2007           920,880
      3,428,528  FNMA #420263<<+/-                                                       5.60         10/01/2024         3,459,714
      3,063,118  FNMA #420264<<+/-                                                       5.60         07/01/2034         3,090,980
      4,622,709  FNMA #460223<<                                                          5.95         01/01/2009         4,608,698
     15,000,000  FNMA #460900<<                                                          3.92         01/01/2008        14,856,936
      3,967,177  FNMA #462209+/-                                                         5.88         04/01/2036         3,995,854
         28,632  FNMA #46698+/-                                                          6.55         12/01/2015            28,480
      1,833,026  FNMA #545643<<                                                          6.17         12/01/2008         1,846,426
      1,881,674  FNMA #545927<<                                                          6.50         12/01/2015         1,925,886
      2,692,875  FNMA #631367<<                                                          5.50         02/01/2017         2,699,265
      3,546,770  FNMA #686043<<+/-                                                       4.42         07/01/2033         3,569,647
      2,812,948  FNMA #693015+/-                                                         4.09         06/01/2033         2,810,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,258,492  FNMA #732003+/-                                                         4.34%        09/01/2033    $    1,255,504
      2,795,761  FNMA #734329<<+/-                                                       4.22         06/01/2033         2,777,214
      3,061,549  FNMA #735572                                                            5.00         04/01/2014         3,045,853
      4,873,825  FNMA #735977<<+/-                                                       4.71         08/01/2035         4,817,524
      4,735,206  FNMA #739757<<+/-                                                       4.01         08/01/2033         4,719,897
      3,926,740  FNMA #741447<<+/-                                                       3.94         10/01/2033         3,888,256
      3,520,331  FNMA #741454<<+/-                                                       4.06         10/01/2033         3,479,952
      4,564,620  FNMA #745649<<+/-                                                       4.59         11/01/2035         4,473,634
      2,993,417  FNMA #750805<<+/-                                                       4.68         11/25/2033         2,955,165
      3,595,504  FNMA #764265<<+/-                                                       4.20         05/01/2034         3,495,979
      2,135,812  FNMA #783249+/-                                                         6.03         04/01/2044         2,165,091
      7,512,089  FNMA #783251<<+/-                                                       6.03         04/01/2044         7,615,070
      8,996,853  FNMA #789463+/-                                                         4.38         06/01/2034         8,861,505
      2,853,692  FNMA #806504<<+/-                                                       6.03         10/01/2034         2,895,754
      2,394,950  FNMA #806505<<+/-                                                       6.03         10/01/2044         2,433,955
      4,349,011  FNMA #826179<<+/-                                                       4.68         07/01/2035         4,307,766
      3,742,862  FNMA #834933<<+/-                                                       5.05         07/01/2035         3,729,794
      3,054,383  FNMA #849014<<+/-                                                       5.53         01/01/2036         3,068,063
      1,250,000  FNMA #874245                                                            5.48         01/01/2011         1,255,860
        765,125  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                             7.50         05/25/2042           797,920
      1,060,770  FNMA SERIES 2002-90 CLASS A2                                            6.50         11/25/2042         1,083,153
      2,026,381  FNMA SERIES 2003-W4 CLASS 3A                                            7.00         10/25/2042         2,090,856
      2,217,375  FNMA SERIES 2004-W2 CLASS 2A2                                           7.00         02/25/2044         2,302,682
        891,092  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                7.50         08/25/2042           933,462

                                                                                                                       132,779,467
                                                                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
         73,585  GNMA #780533                                                            7.00         07/15/2008            75,872
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $178,740,251)                                                                            177,437,414
                                                                                                                    --------------

ASSET BACKED SECURITIES - 17.74%
        108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
                 CLASS A1+/-                                                             5.84         06/15/2031           108,564
      4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4           5.17         12/20/2010         4,317,953
      3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                      5.64         05/16/2011         3,011,246
      5,323,817  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                 3.87         06/15/2009         5,277,821
      3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1             4.40         09/15/2008         2,966,737
      8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)              10.00         07/25/2008         1,129,600
        588,482  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-       5.72         03/25/2033           588,613
        208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
                 A1+/-++                                                                 5.82         09/25/2032           209,676
         74,243  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
                 A1+/-++                                                                 5.74         01/25/2033            74,467
        797,907  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
                 A1+/-++                                                                 5.69         11/25/2033           795,654
      1,700,998  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
                 1A1+/-++                                                                5.67         11/25/2036         1,700,998
        167,666  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-             5.56         05/15/2028           167,675
        754,411  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-             5.56         08/15/2028           754,453
        578,937  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-             5.69         12/15/2028           580,166
      2,954,380  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-            5.56         02/15/2035         2,954,715
        881,767  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                6.07         09/25/2033           885,371
        537,693  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-         5.60         09/25/2031           537,693
        235,572  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-           6.48         11/19/2032           236,048
        340,903  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                      5.53         01/25/2024           341,098
      1,291,314  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                      5.61         10/25/2034         1,295,057
      1,755,296  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                      5.51         10/25/2034         1,755,290
        446,132  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                       7.55         11/10/2023           445,601
      2,542,321  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                   5.57         01/20/2033         2,545,160
      4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++        5.58         08/26/2019         3,998,000
      5,535,471  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                 4.38         07/22/2009         5,502,542
        795,930  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++               5.62         12/02/2013           796,367
        301,530  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-              5.55         03/15/2035           303,247
      5,000,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                               4.45         05/17/2010         4,971,409

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES (continued)
$     4,349,449  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                               5.43%        05/25/2046    $    4,349,449
      2,794,794  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
                 CLASS A1+/-                                                             5.59         01/20/2035         2,797,811
        989,001  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3               3.93         01/15/2009           983,643
      4,500,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                       4.35         06/18/2012         4,441,824
      4,414,046  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-              5.48         01/20/2036         4,415,782
        171,895  LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                         5.54         12/25/2033           171,992
      2,419,102  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS
                 A2+/-                                                                   5.81         10/20/2029         2,437,378
      1,204,392  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
                 A1+/-                                                                   5.67         11/15/2031         1,206,334
        635,510  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
                 SERIES 2003-2 CLASS A+/-                                                5.58         04/25/2016           636,537
      4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
                 A+/-++                                                                  5.50         02/25/2042         4,000,000
      3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
                 AIO(C)                                                                  6.00         08/25/2011           947,513
      2,830,000  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
                 CLASS A3                                                                4.22         02/15/2010         2,807,641
      3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                          5.11         03/15/2010         3,126,994
      2,294,599  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-             5.82         12/25/2033         2,311,055
      2,540,618  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
                 CLASS A6+/-                                                             4.86         12/25/2032         2,518,301
      2,332,547  SASC SERIES 2006-GEL3 CLASS A1+/-++                                     5.44         07/25/2036         2,332,353
      2,511,429  SBI HELOC TRUST SERIES 2005-HE1 1A+/-++                                 5.51         11/25/2035         2,514,568
        803,740  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                        5.65         06/20/2033           804,075
        984,898  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                              5.67         10/19/2026           985,323
      3,500,000  SSB RV TRUST SERIES 2001-1 CLASS A5                                     6.30         04/15/2016         3,501,029
      2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++        5.48         05/16/2011         2,501,563
      2,087,661  USXL FUNDING LLC SERIES 2006-1A CLASS A++                               5.38         04/15/2014         2,091,213
        200,651  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
                 CLASS A+/-                                                              5.75         12/25/2032           200,856
      1,591,479  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
                 CLASS AII1+/-                                                           5.58         07/02/2018         1,593,780
      1,434,483  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
                 CLASS A+/-                                                              5.54         06/25/2034         1,435,847
      2,750,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                        4.79         04/20/2010         2,741,547
      4,000,000  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                        4.39         05/17/2013         3,963,830
      5,710,201  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                4.40         05/20/2009         5,692,942

TOTAL ASSET BACKED SECURITIES (COST $115,853,665)                                                                      115,762,401
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.85%
      3,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2005-1 CLASS A3                                                         4.88         11/10/2042         2,980,133
         93,359  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-          7.24         07/20/2032            95,422
      1,291,628  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-          4.57         02/25/2033         1,277,961
      2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
                 CLASS A2                                                                4.74         09/11/2042         2,151,764
      2,489,598  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-         6.19         07/20/2035         2,496,270
      1,810,660  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-          6.09         06/30/2035         1,812,054
      4,684,247  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006 - 0A10 CLASS
                 1A1+/-                                                                  5.84         08/25/2046         4,690,103
      2,914,420  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                      5.68         04/25/2025         2,925,497
      2,752,659  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                      5.65         12/29/2034         2,758,980
      3,598,957  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                    5.72         11/25/2034         3,617,944
      3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                 5.24         10/15/2010         4,006,167
      2,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CP4 CLASS A4                                                       6.18         12/15/2035         2,073,281
        519,210  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-AR17 CLASS 2A1+/-                                                  6.61         12/19/2039           528,374
        806,666  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-AR2 CLASS 2A1+/-                                                   4.85         02/25/2033           816,693
        180,309  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-        5.57         05/25/2031           180,325
      2,878,610  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-        5.78         02/25/2043         2,898,036
      3,423,067  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS
                 1A1+/-                                                                  6.03         02/25/2045         3,451,692
      3,124,981  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-             5.57         09/20/2023         3,132,257
        595,222  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                           5.43         09/26/2033           597,088
         73,723  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                             5.56         08/25/2031            73,730
        235,290  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                            5.68         02/25/2033           235,337
      3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2
                 CLASS A2                                                                4.71         05/10/2043         2,966,519
      3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2005-C1 CLASS A2                                                        4.47         05/10/2043         2,948,285
        888,407  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-        5.60         03/25/2027           890,309
      4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-        5.47         02/25/2036         4,003,652
        617,561  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-              5.55         07/25/2029           619,960
      3,747,014  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-          5.61         02/25/2036         3,749,520

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2003-C2 CLASS A2                                                        4.02%        01/05/2036    $    4,886,590
      8,344,085  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                  5.72         10/25/2034         8,391,294
      5,186,077  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                5.67         03/25/2035         5,177,369
      4,967,420  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-                  5.67         09/25/2035         4,975,885
      2,528,508  GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                   5.62         03/25/2035         2,534,830
      2,846,097  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-             5.66         01/19/2035         2,859,314
      1,151,013  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                           5.54         09/16/2035         1,151,601
        590,397  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                   5.51         10/25/2025           590,463
      5,000,000  MECA SERIES 2007-FF2 CLASS A+/-                                         5.46         02/25/2042         5,000,000
      1,575,303  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
                 CLASS 2A2+/-                                                            4.21         02/25/2033         1,548,847
        792,868  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-           5.60         03/16/2026           793,542
      3,315,208  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-           5.70         03/15/2025         3,326,889
      1,950,587  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-         5.87         03/25/2028         1,956,233
      1,883,539  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-          5.66         04/25/2028         1,893,451
      1,497,432  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-          5.55         04/25/2029         1,498,562
      3,552,005  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS
                 A3+/-                                                                   4.60         03/25/2033         3,579,117
      1,972,976  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
                 SERIES 2003-1 CLASS A+/-                                                5.59         11/25/2015         1,973,267
      1,063,832  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-             5.67         11/10/2030         1,065,387
        449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                  7.56         11/10/2030           460,470
        481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                5.74         02/25/2033           481,423
        672,408  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                 2002-HS3 CLASS 2A+/-                                                    5.67         08/25/2032           672,524
        684,268  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                 2003-HS1 CLASS AII+/-                                                   5.61         12/25/2032           684,362
      1,242,612  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-HS3 CLASS A+/-                                                     5.59         09/25/2029         1,244,183
      2,769,872  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                            5.72         10/20/2027         2,773,654
      2,375,078  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                        5.64         12/20/2033         2,376,227
      4,879,765  SMALL BUSINESS ADMINISTRATION SERIES 1999-20B CLASS 1                   5.95         02/01/2019         4,994,134
      1,564,001  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS
                 2A1+/-                                                                  3.83         03/25/2033         1,510,218
      2,073,027  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS
                 A+/-++                                                                  5.67         11/30/2034         2,072,704
      3,251,724  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
                 CLASS A+/-                                                              5.67         09/25/2025         3,148,121
      4,836,854  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS
                 1A1++                                                                   6.00         11/25/2036         4,836,854
      1,414,697  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS
                 A1+/-++                                                                 5.57         08/25/2046         1,414,477
      2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS
                 A4+/-                                                                   5.22         07/15/2042         2,508,099
      2,897,670  WASHINGTON MUTUAL MORTGAGE SERIES 2003-AR1 CLASS A6+/-                  4.47         03/25/2033         2,878,067
      4,160,852  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR1 CLASS A1A+/-                 5.64         01/25/2035         4,168,600
      1,623,393  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                5.55         04/25/2035         1,627,224
      5,760,286  WASHINGTON MUTUAL MORTGAGE SERIES 2006-AR11 CLASS 3A1A+/-               5.80         09/25/2046         5,775,966
      3,590,327  WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4
                 CLASS DA+/-                                                             5.85         06/25/2046         3,602,897
      3,791,715  WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR5
                 CLASS 5A+/-                                                             5.87         06/25/2046         3,791,715

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $162,281,765)                                                          162,201,913
                                                                                                                    --------------

CORPORATE BONDS & NOTES - 11.71%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.54%
      3,550,000  MASCO CORPORATION+/-++                                                  5.60         03/09/2007         3,550,064
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 3.25%
      3,900,000  ALLFIRST FINANCIAL INCORPORATED                                         7.20         07/01/2007         3,917,850
      1,500,000  ASSOCIATED BANK GREEN BAY                                               3.70         03/01/2007         1,485,173
      2,000,000  ASSOCIATED BANK NA+/-                                                   5.49         02/01/2008         2,003,226
      3,000,000  GREATER BAY BANCORP                                                     5.25         03/31/2008         2,993,613
      1,650,000  MERRIL LYNCH+/-                                                         5.61         01/02/2008         1,653,399
      2,500,000  NATIONAL CITY BANK+/-                                                   5.37         02/07/2008         2,501,900
      2,000,000  ROSLYN BANCORP INCORPORATED                                             7.50         12/01/2008         2,063,968
      1,500,000  SOVEREIGN BANK+/-                                                       4.38         08/01/2013         1,481,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$     3,035,000  WACHOVIA CORPORATIONSS.                                                 6.30%        04/15/2008    $    3,070,907

                                                                                                                        21,171,832
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.48%
      3,115,000  DOMINION RESOURCES INCORPORATED SERIES D+/-                             5.66         09/28/2007         3,116,184
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 1.16%
      2,500,000  GENERAL MILLS INCORPORATED                                              6.38         10/15/2008         2,536,548
      2,500,000  GENERAL MILLS INCORPORATED+/-                                           5.49         01/22/2010         2,501,403
      2,500,000  PEPSIAMERICAS INCORPORATED                                              6.38         05/01/2009         2,551,083

                                                                                                                         7,589,034
                                                                                                                    --------------

FORESTRY - 0.10%
        634,000  WEYERHAEUSER COMPANY                                                    6.13         03/15/2007           633,923
                                                                                                                    --------------

GENERAL MERCHANDISE STORES - 0.28%
      1,770,000  FEDERATED DEPARTMENT STORES                                             6.63         09/01/2008         1,800,154
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
      2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                                7.00         07/01/2007         2,007,984
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.61%
      4,000,000  NATIONWIDE LIFE GLOBAL FUNDING I+/-++                                   5.45         05/15/2007         4,001,400
                                                                                                                    --------------

INSURANCE CARRIERS - 0.97%
      2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                            5.53         09/15/2009         2,849,429
      3,500,000  UNITRIN INCORPORATED                                                    5.75         07/01/2007         3,502,352

                                                                                                                         6,351,781
                                                                                                                    --------------

METAL MINING - 0.31%
      2,000,000  ALCAN INCORPORATED                                                      6.25         11/01/2008         2,029,632
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
        554,377  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                5.62         07/15/2009           555,486
      2,800,000  FORTUNE BRANDS INCORPORATED                                             6.25         04/01/2008         2,812,412

                                                                                                                         3,367,898
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.98%
      3,575,000  AMERICAN EXPRESS CENTURION+/-                                           5.41         07/19/2007         3,576,759
      2,000,000  AMERICAN GENERAL FINANCE SERIES MTNH+/-                                 5.47         04/05/2007         2,000,206
      3,000,000  JOHN DEERE CAPITAL CORPORATION                                          4.50         08/22/2007         2,987,934
      2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                     5.53         04/03/2009         2,005,208
      2,325,000  KEYCORP+/-                                                              5.56         07/23/2007         2,327,034

                                                                                                                        12,897,141
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.35%
      2,285,000  AVERY DENNISON CORPORATION+/-                                           5.59         08/10/2007         2,286,737
                                                                                                                    --------------

REAL ESTATE - 0.29%
      1,900,000  JDN REALTY CORPORATION<<                                                6.95         08/01/2007         1,904,239
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.33%
      2,000,000  WESTERN FINANCIAL BANK                                                  9.63         05/15/2012         2,181,028
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 0.23%
$     1,500,000  FORD MOTOR CREDIT COMPANY+/-                                            6.19%        09/28/2007    $    1,500,194
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $76,563,620)                                                                        76,389,225
                                                                                                                    --------------

FOREIGN CORPORATE BONDS - 0.37%
      2,400,000  SABMILLER PLC+/-++                                                      5.66         07/01/2009         2,403,036
                                                                                                                    --------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,400,000)                                                                         2,403,036
                                                                                                                    --------------

LOAN PARTICIPATION - 0.61%
        763,022  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                            5.38         10/15/2020           766,837
      1,853,909  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                   3.61         06/25/2016         1,849,274
      1,394,779  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP
                 SERIES D#66                                                             5.37         09/08/2019         1,377,345

TOTAL LOAN PARTICIPATION (COST $4,011,672)                                                                               3,993,456
                                                                                                                    --------------

MUNICIPAL BONDS & NOTES - 7.91%
      4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
                 REVENUE SERIES VIII-A2+/-SS.                                            5.46         12/01/2032         4,700,000
        875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
                 REVENUE)                                                                5.20         12/01/2007           874,326
        255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                3.80         01/01/2008           251,631
        505,000  HUNTERDON COUNTY NJ (GO)                                                5.13         11/01/2007           504,434
        170,000  INDIANA BOARD BANK REVENUE (FGIC INSURED)                               3.53         07/15/2007           168,827
      4,000,000  INDIANA SECONDARY MARKET FOR EDUCATION LOANS (COLLEGE &
                 UNIVERSITY REVENUE, GUARANTEED STUDENT LOANS)+/-SS.                     5.37         05/01/2046         4,000,000
      2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D                            5.05         07/01/2008         2,001,620
      5,100,000  MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES K (COLLEGE &
                 UNIVERSITY REVENUE, GUARANTEED STUDENT LOANS)+/-SS.                     5.25         05/01/2044         5,100,000
        915,000  NEW YORK NY SERIES J (PROPERTY TAX REVENUE)                             2.60         06/01/2007           908,988
        825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                             4.00         12/01/2007           816,808
      1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E
                 (COLLEGE & UNIVERSITY REVENUE)                                          4.92         03/15/2010         1,912,836
      1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B
                 (PROPERTY TAX REVENUE)                                                  2.75         03/15/2008           977,920
      3,000,000  OAKLAND COUNTY MI                                                       5.35         04/01/2007         3,000,510
      4,000,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
                 GNMA INSURED)                                                           5.57         09/01/2016         4,006,680
      5,000,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                   5.84         09/01/2016         5,056,800
      3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED
                 INTEREST SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                 4.98         06/30/2010         2,545,590
      3,965,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                          6.04         10/01/2030         4,001,637
      2,000,000  PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
                 LOAN REVENUE SUB-SERIES E+/-SS.                                         5.49         11/01/2028         2,000,000
      2,575,000  ROBINSDALE MN (PROPERTY TAX REVENUE)                                    3.35         08/01/2007         2,552,932
      3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY
                 MORTGAGE REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST
                 SECURITY BANK LOC)                                                      5.50         07/01/2026         3,741,113
      2,500,000  STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC, MBIA INSURED)              3.99         11/01/2007         2,478,725

TOTAL MUNICIPAL BONDS & NOTES (COST $51,515,748)                                                                        51,601,377
                                                                                                                    --------------

US TREASURY SECURITIES - 4.23%

US TREASURY NOTES - 4.23%
      7,005,000  US TREASURY NOTE<<                                                      3.00         02/15/2008         6,880,227
      6,925,000  US TREASURY NOTE<<                                                      3.75         05/15/2008         6,841,415
     10,000,000  US TREASURY NOTE<<                                                      4.63         09/30/2008         9,985,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$     4,000,000  US TREASURY NOTE<<                                                      3.38%        12/15/2008    $    3,913,124

                                                                                                                        27,620,316
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $27,907,078)                                                                         27,620,316
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 24.10%

COLLATERAL INVESTED IN OTHER ASSETS - 24.10%
        495,408  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                5.40         11/21/2007           495,859
         14,862  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.42         06/27/2007            14,870
          5,449  AMERICAN GENERAL FINANCE CORPORATION+/-                                 5.47         01/18/2008             5,456
      1,436,683  AMERICAN GENERAL FINANCE CORPORATION+/-++                               5.37         03/14/2008         1,436,999
         41,119  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                      5.32         07/10/2007            41,122
         49,541  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                      5.46         09/27/2007            49,590
         48,748  AMSTEL FUNDING CORPORATION                                              5.31         03/15/2007            48,649
        372,448  AMSTEL FUNDING CORPORATION                                              5.31         04/16/2007           369,952
        172,501  AMSTEL FUNDING CORPORATION                                              5.31         04/20/2007           171,245
        619,012  ASIF GLOBAL FINANCING+/-++                                              5.40         05/03/2007           619,105
      1,238,519  ATLAS CAPITAL FUNDING CORPORATION+/-++                                  5.33         05/10/2007         1,238,519
         74,311  ATLAS CAPITAL FUNDING CORPORATION++                                     5.29         05/21/2007            73,435
        990,816  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                       5.30         04/25/2007           990,845
      1,238,519  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                      5.37         10/25/2007         1,238,532
      1,671,853  ATOMIUM FUNDING LLC++                                                   5.33         05/11/2007         1,654,582
      2,625,661  BEAR STEARNS & COMPANY+/-                                               5.38         08/22/2007         2,625,661
      1,238,519  BEAR STEARNS & COMPANY+/-                                               5.39         10/05/2007         1,238,519
        255,135  BEAR STEARNS & COMPANY INCORPORATED+/-                                  5.94         09/27/2007           256,117
      2,254,105  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                       5.44         10/03/2007         2,255,976
     18,082,384  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $18,085,078)                                            5.36         03/01/2007        18,082,384
        743,112  BETA FINANCE INCORPORATED SERIES MTN+/-++                               5.33         07/17/2007           743,297
      6,440,301  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,441,260)                                             5.36         03/01/2007         6,440,301
        221,101  BUCKINGHAM CDO LLC                                                      5.30         03/15/2007           220,649
        581,212  CAIRN HIGH GRADE FUNDING I LLC                                          5.29         03/01/2007           581,212
        104,036  CAIRN HIGH GRADE FUNDING I LLC                                          5.31         03/08/2007           103,930
        249,686  CAIRN HIGH GRADE FUNDING I LLC++                                        5.31         03/14/2007           249,211
        346,785  CAIRN HIGH GRADE FUNDING I LLC++                                        5.30         03/22/2007           345,724
        644,030  CAIRN HIGH GRADE FUNDING I LLC++                                        5.32         04/23/2007           639,065
        495,408  CAIRN HIGH GRADE FUNDING I LLC                                          5.32         05/08/2007           490,503
        891,734  CAIRN HIGH GRADE FUNDING I LLC                                          5.32         05/10/2007           882,647
        733,699  CAIRN HIGH GRADE FUNDING I LLC++                                        5.32         05/14/2007           725,797
         19,321  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                           5.43         08/20/2007            19,334
      1,238,519  CBA (DELAWARE) FINANCE INCORPORATED                                     5.31         05/31/2007         1,222,146
        405,491  CEDAR SPRINGS CAPITAL COMPANY++                                         5.28         03/02/2007           405,430
        903,079  CEDAR SPRINGS CAPITAL COMPANY++                                         5.29         03/05/2007           902,555
         23,780  CEDAR SPRINGS CAPITAL COMPANY++                                         5.30         03/07/2007            23,759
        123,654  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         03/12/2007           123,456
      1,238,519  CEDAR SPRINGS CAPITAL COMPANY++                                         5.30         03/16/2007         1,235,807
        378,095  CEDAR SPRINGS CAPITAL COMPANY                                           5.29         03/29/2007           376,553
      2,165,873  CEDAR SPRINGS CAPITAL COMPANY++                                         5.30         04/10/2007         2,153,268
      1,505,990  CEDAR SPRINGS CAPITAL COMPANY                                           5.31         04/16/2007         1,495,900
        146,096  CEDAR SPRINGS CAPITAL COMPANY                                           5.32         04/18/2007           145,075
      1,484,341  CEDAR SPRINGS CAPITAL COMPANY++                                         5.31         05/08/2007         1,469,646
         72,676  CHEYNE FINANCE LLC++                                                    5.30         03/01/2007            72,676
         32,202  CHEYNE FINANCE LLC                                                      5.29         03/22/2007            32,103
        520,178  CHEYNE FINANCE LLC++                                                    5.33         04/13/2007           516,922
         49,541  CHEYNE FINANCE LLC++                                                    5.31         04/17/2007            49,202
        644,030  CHEYNE FINANCE LLC                                                      5.33         05/11/2007           637,377
        495,408  CHEYNE FINANCE LLC                                                      5.32         05/14/2007           490,072
        222,934  CHEYNE FINANCE LLC                                                      5.32         06/07/2007           219,759
      3,963,262  CHEYNE FINANCE LLC                                                      5.32         06/18/2007         3,900,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       990,816  CHEYNE FINANCE LLC                                                      5.32%        07/17/2007    $      970,989
        990,816  CHEYNE FINANCE LLC                                                      5.32         07/18/2007           970,851
      1,238,519  CHEYNE FINANCE LLC+/-++                                                 5.32         02/25/2008         1,238,049
         53,157  CIT GROUP INCORPORATED+/-                                               5.58         05/18/2007            53,187
        495,408  CIT GROUP INCORPORATED+/-                                               5.43         12/19/2007           495,918
      2,675,326  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,675,724)                                             5.36         03/01/2007         2,675,326
      2,823,824  COBBLER FUNDING LIMITED                                                 5.29         03/15/2007         2,818,064
        198,163  COMERICA BANK+/-                                                        5.34         07/20/2007           198,203
      4,218,397  CORPORATE ASSET SECURITIZATION AUSTRALIA++                              5.31         03/13/2007         4,211,015
        247,704  CREDIT SUISSE FIRST BOSTON (NEW YORK) SERIES YCD+/-                     5.36         03/27/2007           247,644
        222,934  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-             5.46         04/05/2007           222,956
        113,448  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-             5.73         10/29/2007           113,781
         12,385  CROWN POINT CAPITAL COMPANY                                             5.32         04/17/2007            12,300
      6,001,172  DEER VALLEY FUNDING LLC                                                 5.29         03/07/2007         5,995,951
      1,238,519  DEER VALLEY FUNDING LLC                                                 5.30         03/19/2007         1,235,275
        112,705  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                               5.34         03/15/2007           112,625
        990,816  FCAR OWNER TRUST SERIES II                                              5.33         06/11/2007           976,132
        495,408  FCAR OWNER TRUST SERIES II                                              5.34         06/21/2007           487,348
         41,912  FCAR OWNER TRUST SERIES II                                              5.32         06/22/2007            41,223
        322,015  FCAR OWNER TRUST SERIES II                                              5.33         07/20/2007           315,433
      5,454,914  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $5,455,726)                                             5.36         03/01/2007         5,454,914
         49,541  FIVE FINANCE INCORPORATED+/-++                                          5.33         09/13/2007            49,555
        891,734  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.31         06/18/2007           877,609
        123,901  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                          5.32         06/25/2007           121,814
         49,541  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                        5.34         07/12/2007            48,586
         21,402  FOX TROT CDO LIMITED++                                                  5.29         04/11/2007            21,274
        792,652  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                           5.40         06/18/2007           792,652
      1,000,476  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                     5.42         06/22/2007         1,000,946
      1,686,368  GENWORTH FINANCIAL INCORPORATED+/-                                      5.51         06/15/2007         1,687,312
      2,686,349  GEORGE STREET FINANCE LLC                                               5.32         03/28/2007         2,675,765
      1,238,519  GERMAN RESIDENTIAL FUNDING+/-++                                         5.34         08/22/2007         1,238,519
      1,238,519  GERMAN RESIDENTIAL FUNDING+/-++                                         5.35         08/22/2007         1,238,519
      2,477,039  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                         5.46         03/30/2007         2,477,188
         37,156  GRAMPIAN FUNDING LIMITED                                                5.31         05/22/2007            36,712
         83,724  HUDSON-THAMES LLC++                                                     5.33         03/05/2007            83,675
        204,802  HUDSON-THAMES LLC++                                                     5.30         04/02/2007           203,847
      1,727,091  HUDSON-THAMES LLC                                                       5.31         04/16/2007         1,715,519
        388,945  HUDSON-THAMES LLC                                                       5.31         04/20/2007           386,113
      1,526,550  HUDSON-THAMES LLC                                                       5.32         07/16/2007         1,496,232
         34,679  IBM CORPORATION SERIES MTN+/-                                           5.36         06/28/2007            34,689
      1,733,927  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                           5.39         09/17/2007         1,733,927
         12,385  IRISH LIFE & PERMANENT PLC++                                            5.31         04/04/2007            12,324
      3,170,610  KAUPTHING BANK SERIES MTN+/-++                                          5.40         03/20/2007         3,170,451
        209,756  KLIO FUNDING CORPORATION++                                              5.31         04/12/2007           208,474
         96,852  KLIO III FUNDING CORPORATION                                            5.31         03/20/2007            96,584
      2,028,398  KLIO III FUNDING CORPORATION                                            5.31         05/08/2007         2,008,317
        163,732  LA FAYETTE ASSET SECURITIZATION CORPORATION++                           5.34         03/15/2007           163,398
        503,879  LA FAYETTE ASSET SECURITIZATION CORPORATION                             5.30         04/09/2007           501,017
      1,733,927  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                5.46         05/31/2007         1,734,673
        277,924  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                    5.48         04/20/2007           277,993
        123,852  LIBERTY LIGHT US CAPITAL+/-++                                           5.36         11/21/2007           123,908
        198,163  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                               5.48         04/16/2007           198,201
      1,238,519  LIQUID FUNDING LIMITED++                                                5.29         03/05/2007         1,237,801
        694,463  LIQUID FUNDING LIMITED++                                                5.30         03/30/2007           691,525
         74,311  LIQUID FUNDING LIMITED++                                                5.34         07/16/2007            72,835
      2,477,039  LIQUID FUNDING LIMITED+/-++                                             5.29         08/15/2007         2,417,169
         37,156  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                     5.60         01/02/2008            37,232
         24,770  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                     5.54         04/20/2007            24,777
          8,422  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                     5.39         08/24/2007             8,425
        148,622  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                     5.47         08/27/2007           148,775
         29,724  METLIFE GLOBAL FUNDING I+/-++                                           5.43         03/16/2007            29,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     1,238,519  METLIFE GLOBAL FUNDING I+/-++                                           5.31%        02/22/2008    $    1,238,519
        106,513  MORGAN STANLEY+/-                                                       5.48         11/09/2007           106,639
      2,348,311  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,348,661)                                             5.36         03/01/2007         2,348,311
        761,689  MORGAN STANLEY SERIES EXL+/-                                            5.38         03/14/2008           762,040
      1,238,519  NATEXIS BANQUES POPULAIRES+/-++                                         5.35         11/09/2007         1,238,458
      1,954,384  NATIONWIDE BUILDING SOCIETY+/-++                                        5.48         07/20/2007         1,955,615
        123,852  NATIONWIDE BUILDING SOCIETY+/-                                          5.48         07/20/2007           123,941
        107,949  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.27         03/27/2007           107,540
        145,650  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                 5.30         04/09/2007           144,823
        783,487  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                               5.34         07/30/2007           766,368
         47,708  NORTH SEA FUNDING++                                                     5.32         04/16/2007            47,388
      2,326,187  RACERS TRUST SERIES 2004-6-MM+/-++                                      5.34         08/22/2007         2,326,557
        161,998  ROYAL BANK OF SCOTLAND PLC+/-++                                         5.36         03/30/2007           162,008
         70,546  SCALDIS CAPITAL LIMITED                                                 5.31         03/19/2007            70,361
         29,724  SCALDIS CAPITAL LIMITED++                                               5.31         04/16/2007            29,525
      1,188,979  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                              5.32         04/11/2007         1,189,002
        891,734  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                              5.33         10/26/2007           891,707
        990,816  SLM CORPORATION+/-++                                                    5.32         03/12/2008           990,994
        303,190  SLM CORPORATION SERIES MTN1+/-                                          5.57         07/25/2007           303,493
         79,265  SOCIETE GENERALE NORTH AMERICA                                          5.33         06/11/2007            78,091
         87,439  SOCIETE GENERALE NORTH AMERICA                                          5.34         06/20/2007            86,029
        594,489  STANFIELD VICTORIA FUNDING++                                            5.32         04/25/2007           589,727
        369,079  STANFIELD VICTORIA FUNDING                                              5.33         06/21/2007           363,074
      4,082,160  STANFIELD VICTORIA FUNDING++                                            5.33         06/26/2007         4,012,763
        495,408  STANFIELD VICTORIA FUNDING                                              5.34         07/30/2007           484,583
        173,393  TASMAN FUNDING INCORPORATED++                                           5.32         05/16/2007           171,475
      4,954,078  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                               5.51         12/31/2007         4,954,078
        952,124  TRAVELERS INSURANCE COMPANY+/-                                          5.39         02/08/2008           952,105
         12,682  TULIP FUNDING CORPORATION                                               5.31         04/25/2007            12,581
      1,238,519  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                      5.33         03/09/2007         1,238,705
        267,520  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                       5.37         12/03/2007           267,603
         84,219  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                       5.36         12/13/2007            84,273
         99,082  VERSAILLES CDS LLC++                                                    5.30         03/15/2007            98,879
         74,311  VERSAILLES CDS LLC++                                                    5.31         04/16/2007            73,813
         74,311  VETRA FINANCE CORPORATION++                                             5.31         03/02/2007            74,300
        834,267  VETRA FINANCE CORPORATION++                                             5.32         03/13/2007           832,807
        842,193  VETRA FINANCE CORPORATION++                                             5.30         04/23/2007           835,700
          7,431  WACHOVIA CORPORATION+/-                                                 5.41         07/20/2007             7,435
      1,238,519  WAL-MART STORES INCORPORATED SERIES MTN+/-                              5.26         03/28/2007         1,238,495
        242,750  WESTPAC BANKING CORPORATION++                                           5.30         03/29/2007           241,759
        110,030  WHISTLEJACKET CAPITAL LIMITED                                           5.31         03/20/2007           109,725
      1,110,655  WHISTLEJACKET CAPITAL LIMITED++                                         5.30         03/30/2007         1,105,957
      1,008,105  WHITE PINE FINANCE LLC                                                  5.30         03/12/2007         1,006,492
      1,092,820  WHITE PINE FINANCE LLC++                                                5.31         03/30/2007         1,088,197
        396,326  WHITE PINE FINANCE LLC SERIES MTN+/-++                                  5.35         06/21/2007           396,409
        817,423  WHITE PINE FINANCE LLC SERIES MTN1+/-++                                 5.32         04/20/2007           817,447
      1,413,498  WORLD OMNI VEHICLE LEASING                                              5.33         03/21/2007         1,409,370
         24,770  WORLD SAVINGS BANK FSB+/-                                               5.43         06/01/2007            24,779
          4,954  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                   5.36         10/19/2007             4,956
         61,926  YORKTOWN CAPITAL LLC                                                    5.31         03/12/2007            61,836

                                                                                                                       157,279,251
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $157,279,251)                                                            157,279,251
                                                                                                                    --------------

SHARES
SHORT-TERM INVESTMENTS - 5.96%
     38,918,948  WELLS FARGO MONEY MARKET TRUST~+++                                                                     38,918,948
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $38,918,948)                                                                         38,918,948
                                                                                                                    --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $821,580,154)*                                     125.61%                                                    $  819,719,236

OTHER ASSETS AND LIABILITIES, NET                        (25.61)                                                      (167,116,596)
                                                         ------                                                     --------------

TOTAL NET ASSETS                                         100.00%                                                    $  652,602,640
                                                         ------                                                     --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $38,918,948.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES - 45.15%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.19%
$    13,660,268  FHLMC #1H2618<<+/-                                                       5.59%       05/01/2036     $  13,725,313
      7,727,319  FHLMC #1Q0027+/-                                                         5.09        02/01/2036         7,682,216
        352,049  FHLMC #783132+/-                                                         4.98        05/01/2035           347,965
      1,998,577  FHLMC #B13150<<                                                          4.00        03/01/2019         1,896,999
      2,327,215  FHLMC #E01279<<                                                          5.50        01/01/2018         2,337,711
      5,895,151  FHLMC #E01497<<                                                          5.50        11/01/2018         5,919,949
      9,891,135  FHLMC #E01602<<                                                          4.50        03/01/2019         9,602,911
      2,557,324  FHLMC #G11594                                                            5.50        08/01/2019         2,567,981
      4,286,389  FHLMC #G11628<<                                                          4.50        11/01/2019         4,156,855
      9,644,588  FHLMC #G11650<<                                                          5.00        02/01/2020         9,528,682
      7,208,222  FHLMC #G11658<<                                                          5.50        01/01/2020         7,232,133
     22,847,598  FHLMC #G11720<<                                                          4.50        08/01/2020        22,157,146
     15,725,478  FHLMC #G11769<<                                                          5.00        10/01/2020        15,516,768
      1,931,151  FHLMC #G12248<<                                                          4.50        07/01/2020         1,872,792
     10,600,177  FHLMC #G12333<<                                                          4.50        06/01/2021        10,268,874
      5,194,627  FHLMC #G12456                                                            4.00        10/01/2021         4,919,400
     13,948,794  FHLMC #G12545<<                                                          4.00        10/01/2021        13,209,747
      2,667,343  FHLMC #G12569                                                            4.00        05/01/2020         2,527,480
      2,647,845  FHLMC #G12570                                                            4.00        02/01/2021         2,507,555
      1,616,992  FHLMC #J02372<<                                                          5.50        05/01/2020         1,623,731
      1,594,450  FHLMC #J02373<<                                                          5.50        05/01/2020         1,601,095
      3,352,401  FHLMC #J02609<<                                                          4.50        10/01/2020         3,247,623
         24,905  FHLMC SERIES 2631 CLASS MT                                               3.50        01/15/2022            24,658
      5,058,464  FHLMC SERIES 2645 CLASS MK<<                                             3.50        07/15/2022         4,997,073
        264,885  FHLMC SERIES 2727 CLASS PW<<                                             3.57        06/15/2029           258,627
      4,865,169  FHLMC SERIES 2890 CLASS AP<<                                             3.75        12/15/2011         4,758,133
      5,339,072  FHLMC SERIES 3035 CLASS DM<<                                             5.50        11/15/2025         5,363,975
      7,649,882  FHLMC SERIES 3211 CLASS PA                                               5.50        11/15/2029         7,701,756
     44,256,000  FHLMC TBA%%                                                              6.00        04/01/2021        44,919,840
        633,186  FHLMC TBA%%                                                              4.00        03/01/2022           599,350
     15,237,000  FHLMC TBA%%                                                              6.00        03/01/2022        15,470,309

                                                                                                                       228,544,647
                                                                                                                     -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.84%
      7,067,792  FNMA #190337<<                                                           5.00        07/01/2033         6,879,169
     31,499,586  FNMA #254828<<                                                           5.00        08/01/2033        30,658,936
      9,355,448  FNMA #255178                                                             5.00        04/01/2034         9,099,569
      1,590,101  FNMA #387166<<                                                           4.33        11/01/2011         1,544,458
     19,160,531  FNMA #555592<<                                                           5.50        07/01/2033        19,050,583
      3,751,979  FNMA #678915<<                                                           5.50        01/01/2033         3,731,571
      4,472,747  FNMA #682454<<                                                           4.00        09/01/2018         4,244,033
      9,013,673  FNMA #688017<<                                                           5.50        03/01/2033         8,961,951
      1,525,986  FNMA #699613<<                                                           5.50        06/01/2033         1,517,230
     16,773,555  FNMA #725222<<                                                           5.50        02/01/2034        16,677,304
      8,742,703  FNMA #725425<<                                                           5.50        04/01/2034         8,693,369
      1,664,704  FNMA #725564                                                             4.49        04/01/2009         1,645,781
      7,046,460  FNMA #725611<<                                                           5.50        06/01/2034         7,006,026
     11,530,089  FNMA #725614<<                                                           5.50        06/01/2034        11,463,927
         98,607  FNMA #728720<<                                                           5.00        07/01/2033            95,975
      7,397,806  FNMA #728877<<                                                           5.00        08/01/2033         7,200,376
     27,241,939  FNMA #735036<<                                                           5.50        12/01/2034        27,069,592
     17,434,283  FNMA #735141<<                                                           5.50        01/01/2035        17,323,984
     19,114,908  FNMA #735224<<                                                           5.50        02/01/2035        19,005,222
      6,323,206  FNMA #735301<<                                                           4.00        03/01/2020         5,989,796
     17,658,048  FNMA #745018<<                                                           4.00        09/01/2020        16,726,976
      1,316,508  FNMA #745295                                                             4.65        10/01/2012         1,297,378
      6,695,221  FNMA #745454<<                                                           4.00        12/01/2020         6,342,196
      4,854,929  FNMA #745666+/-                                                          6.44        07/01/2036         4,943,677
      4,609,638  FNMA #758584<<                                                           5.00        11/01/2034         4,488,112
      5,049,213  FNMA #766745<<                                                           4.50        03/01/2019         4,899,861

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     1,714,136  FNMA #770330<<                                                           4.50%       04/01/2019     $   1,663,433
      2,261,483  FNMA #813642<<+/-                                                        5.65        06/01/2036         2,284,840
      3,132,087  FNMA #822051<<+/-                                                        5.04        07/01/2035         3,114,787
      1,573,144  FNMA #835243<<+/-                                                        4.87        09/01/2035         1,551,955
      8,074,300  FNMA #839226<<                                                           4.00        09/01/2020         7,645,249
        607,008  FNMA #874136                                                             5.57        12/01/2016           630,616
        514,158  FNMA #874167                                                             5.51        12/01/2016           532,123
        295,000  FNMA #874222                                                             5.06        01/01/2017           296,043
      2,620,393  FNMA #879679<<+/-                                                        5.30        04/01/2036         2,614,207
     46,571,651  FNMA #888019                                                             5.50        10/01/2021        46,702,426
      4,294,159  FNMA #888061<<+/-                                                        5.08        10/01/2036         4,267,703
        897,879  FNMA #891057+/-                                                          5.51        06/01/2036           901,258
      8,108,118  FNMA #894446+/-                                                          5.92        09/01/2036         8,199,404
      1,395,659  FNMA SERIES 2003-113 CLASS PN                                            3.50        02/25/2013         1,372,734
        315,558  FNMA SERIES 2003-92 CLASS NM                                             3.50        04/25/2013           310,571
      3,174,433  FNMA SERIES 2005-45 CLASS BA                                             4.50        11/25/2014         3,149,768
      4,786,641  FNMA SERIES 2005-69 CLASS JM                                             4.50        08/25/2025         4,479,836
        779,065  FNMA SERIES 2005-77 CLASS BX<<                                           4.50        07/25/2028           770,714
    101,826,000  FNMA TBA%%                                                               6.00        03/01/2022       103,385,160
      2,673,000  FNMA TBA%%                                                               5.00        03/01/2034         2,594,481
     22,074,000  FNMA TBA%%                                                               5.50        03/01/2034        21,894,649

                                                                                                                       464,919,009

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.12%
      8,025,092  GNMA #3624<<                                                             5.50        10/20/2034         8,006,473
     11,384,955  GNMA #604623<<                                                           5.00        09/15/2033        11,146,228
      4,224,941  GNMA #781919                                                             5.00        05/15/2020         4,185,906
      4,493,926  GNMA #782044                                                             6.50        12/15/2032         4,622,634
      1,405,861  GNMA SERIES 2006-3 CLASS A                                               4.21        01/16/2028         1,375,969
     18,899,000  GNMA TBA%%                                                               6.00        04/01/2036        19,135,238
      4,301,000  GNMA TBA%%                                                               6.50        03/01/2037         4,401,133
     35,064,000  GNMA TBA%%                                                               6.50        04/01/2037        35,907,728

                                                                                                                        88,781,309

TOTAL AGENCY SECURITIES (COST $778,514,369)                                                                            782,244,965

ASSET BACKED SECURITIES - 6.31%
      3,262,947  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4         2.84        08/06/2010         3,235,956
        670,856  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                  6.48        12/26/2009           674,751
      2,773,124  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                   6.42        12/26/2009         2,786,338
        416,451  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2              3.35        02/15/2008           415,592
      2,497,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3              5.03        10/15/2009         2,492,711
      1,743,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2006-A CLASS A4+/-                 5.33        12/15/2012         1,743,842
      1,687,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-A4 CLASS A4          3.65        07/15/2011         1,652,639
      4,620,000  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3          4.99        09/15/2010         4,615,435
      4,680,000  CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                           5.15        02/15/2011         4,688,942
      1,651,000  CARMAX AUTO OWNER TRUST SERIES 2007-1 CLASS A2                           5.30        03/15/2010         1,653,836
      3,462,000  CARRINGTON MORTGAGE LOAN TRUST SERIES 2006-NC5 CLASS A2+/-               5.43        01/25/2037         3,461,987
      3,580,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                             3.22        06/15/2010         3,537,399
      4,195,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4              3.20        08/24/2009         4,154,260
      2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2006-2 CLASS A2+/-                                                       5.56        09/25/2036         2,287,963
      2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2006-1 CLASS A2                                                          5.68        07/25/2036         2,345,660
      3,494,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1
                 CLASS A2A+/-                                                             5.36        12/25/2036         3,494,000
      1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1
                 CLASS A5                                                                 6.21        12/30/2011         1,450,950
        100,034  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-       5.44        08/25/2035           100,041
      4,896,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2            5.55        08/25/2021         4,888,483
      2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                        4.94        02/08/2012         2,318,932
      3,485,000  DAIMLERCHRYSLER MASTER OWNER TRUST SERIES 2005-A CLASS A+/-              5.37        04/15/2010         3,486,143
      3,191,679  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                      3.48        11/15/2008         3,174,410

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (continued)
$     1,598,814  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                      4.17%       01/15/2009     $   1,592,060
      1,662,000  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A4                      4.38        01/15/2010         1,647,179
         67,549  FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                               4.84        09/22/2008            67,545
      2,287,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++               5.34        01/15/2010         2,291,893
      1,829,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                  5.29        01/18/2011         1,831,903
      1,793,981  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                3.30        06/16/2008         1,787,096
      2,494,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                    4.18        02/15/2012         2,449,964
        204,184  MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-        5.67        09/25/2034           204,434
      1,032,449  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-        5.14        11/25/2035         1,027,659
      2,321,000  MASTER ASSET BACKED SECURITIES TRUST SERIES 2007-WMC1 CLASS A2+/-        5.37        03/25/2037         2,321,000
      2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7               2.65        11/15/2010         2,635,082
        141,152  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1
                 CLASS A1+/-                                                              5.50        05/25/2046           141,160
      1,744,000  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                5.36        01/25/2037         1,744,000
      1,738,000  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-               5.37        12/25/2036         1,738,000
      5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-          5.37        08/15/2012         5,173,214
      1,334,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3               5.16        02/15/2010         1,334,039
      1,991,000  NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5          4.74        10/30/2045         1,977,521
      1,261,860  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1
                 CLASS AF1+/-                                                             5.42        12/25/2036         1,256,537
        195,985  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                 2003-RS3 CLASS A2+/-                                                     5.68        04/25/2033           196,073
      1,415,271  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES
                 2003-RS7 CLASS AI6                                                       5.34        08/25/2033         1,411,508
        761,686  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                3.20        12/13/2010           749,882
      1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                5.52        11/12/2012         1,125,650
      1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                5.26        11/14/2011         1,415,653
        601,908  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                             3.16        02/17/2009           598,748
        426,284  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                             3.90        07/15/2009           423,677
        369,613  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                             4.52        06/16/2008           369,367
      1,971,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                             5.36        06/15/2012         1,992,987
      2,432,000  VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                       5.55        11/20/2008         2,438,107
      4,664,000  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                         3.66        07/20/2010         4,629,554
      1,192,625  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                         4.82        02/20/2009         1,191,661
      1,115,149  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                         3.25        05/20/2011         1,104,641
        461,851  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                         3.15        05/20/2011           457,329
        842,556  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                         2.81        08/22/2011           830,542
        460,263  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                        4.25        06/17/2010           457,946

TOTAL ASSET BACKED SECURITIES (COST $109,151,995)                                                                      109,273,881
                                                                                                                     -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.35%
        573,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2
                 CLASS A5                                                                 4.58        11/10/2038           552,298
      3,649,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2007-1
                 CLASS AAB                                                                5.42        01/15/2049         3,667,334
      1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2002-PB2 CLASS B                                                         6.31        06/11/2035         1,232,038
      1,366,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1
                 CLASS A2                                                                 4.65        09/11/2036         1,332,775
      1,506,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1
                 CLASS A4                                                                 4.76        11/10/2039         1,467,093
      3,688,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-ESA CLASS C++                                                       4.94        05/14/2016         3,675,892
      2,506,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2005-T18 CLASS A4+/-                                                     4.93        02/13/2042         2,458,606
      2,960,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2006-PW11 CLASS A4+/-                                                    5.46        03/11/2039         3,017,595
        649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2004-PWR6
                 CLASS A6                                                                 4.83        11/11/2041           633,272
      3,441,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2006-PW14
                 CLASS A4                                                                 5.20        12/11/2038         3,416,862
      1,539,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-            5.36        04/15/2040         1,553,314
      2,978,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C5 CLASS A4              5.43        10/15/2049         3,006,290
      1,926,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD3
                 CLASS AAB                                                                5.61        10/15/2048         1,964,874
      4,907,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1
                 CLASS E+/-                                                               7.09        05/15/2032         5,043,631
        680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1
                 CLASS C                                                                  7.71        08/15/2033           731,225
      2,462,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB3A
                 CLASS B+/-                                                               5.28        07/10/2037         2,470,669
      5,446,333  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6 CLASS 2A1+/-          5.39        07/25/2036         5,447,399

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     5,238,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2002-CKS4 CLASS A2                                                       5.18%       11/15/2036     $   5,242,658
      2,602,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C4
                 CLASS A4+/-                                                              5.14        08/15/2036         2,594,363
      2,334,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C5
                 CLASS A4                                                                 4.83        11/15/2037         2,271,423
      1,182,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C1
                 CLASS AAB                                                                4.82        02/15/2038         1,166,005
      3,071,000  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B            7.30        06/10/2032         3,188,348
      1,754,999  FHLMC SERIES 1663 CLASS ZB                                               6.75        01/15/2024         1,809,581
      2,565,000  FHLMC SERIES 2623 CLASS AJ                                               4.50        07/15/2016         2,512,675
        617,326  FHLMC SERIES 2814 CLASS BD<<                                             4.00        04/15/2018           600,710
      2,133,335  FHLMC SERIES 2975 CLASS EA<<                                             5.00        05/15/2018         2,127,332
        418,603  FHLMC SERIES 3000 CLASS PA                                               3.90        01/15/2023           408,944
      7,373,490  FHLMC SERIES 3014 CLASS NA<<                                             4.50        11/15/2025         7,299,733
      4,105,000  FHLMC SERIES 3017 CLASS TA                                               4.50        08/15/2035         3,983,586
      4,175,007  FHLMC SERIES 3020 CLASS MA<<                                             5.50        04/15/2027         4,198,916
      3,475,239  FHLMC SERIES 3026 CLASS GJ<<                                             4.50        02/15/2029         3,435,638
      6,820,825  FHLMC SERIES 3086 CLASS PA<<                                             5.50        05/15/2026         6,861,642
      6,504,366  FHLMC SERIES 3135 CLASS JA<<                                             6.00        09/15/2027         6,595,141
      6,704,716  FHLMC SERIES 3151 CLASS LA                                               6.00        11/15/2027         6,788,643
      6,034,166  FHLMC SERIES 3151 CLASS PA<<                                             6.00        03/15/2026         6,109,064
     14,407,324  FHLMC SERIES 3164 CLASS NA<<                                             6.00        02/15/2027        14,614,990
      8,781,878  FHLMC SERIES 3167 CLASS QA                                               6.00        10/15/2026         8,909,060
      8,094,977  FHLMC SERIES 3172 CLASS PA                                               6.00        04/15/2027         8,212,146
      6,683,548  FHLMC SERIES 3176 CLASS HA                                               6.00        02/15/2028         6,789,176
      2,178,019  FHLMC SERIES 3177 CLASS PA                                               6.00        12/15/2026         2,206,325
      3,703,026  FHLMC SERIES 3178 CLASS MA                                               6.00        10/15/2026         3,760,842
      6,198,581  FHLMC SERIES 3215 CLASS QA<<                                             6.00        06/15/2027         6,304,430
      2,420,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
                 CLASS A2                                                                 7.39        12/15/2031         2,530,232
      1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4
                 CLASS B                                                                  6.42        12/12/2033         1,657,127
        354,375  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                               4.77        04/25/2012           352,073
      1,152,436  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                3.81        11/25/2012         1,114,257
      1,842,817  FNMA SERIES 2003-15 CLASS CH                                             4.00        02/25/2017         1,795,935
      2,245,000  FNMA SERIES 2003-16 CLASS PN                                             4.50        10/25/2015         2,216,487
      4,045,809  FNMA SERIES 2003-33 CLASS CH                                             4.00        07/25/2017         3,931,778
      8,651,144  FNMA SERIES 2003-34 CLASS QJ<<                                           4.50        01/25/2016         8,536,506
      3,670,051  FNMA SERIES 2003-56 CLASS AD                                             4.50        01/25/2027         3,613,512
      6,664,413  FNMA SERIES 2004-80 CLASS XE<<                                           5.00        10/25/2034         6,417,063
      2,970,583  FNMA SERIES 2005-38 CLASS CD                                             5.00        06/25/2019         2,956,960
      4,014,751  FNMA SERIES 2006-18 CLASS PA                                             5.50        01/25/2026         4,038,469
      7,123,345  FNMA SERIES 2006-26 CLASS QA<<                                           5.50        06/25/2026         7,159,677
      7,104,413  FNMA SERIES 2006-29 CLASS PA<<                                           5.50        08/25/2026         7,131,894
      3,953,000  FNMA SERIES 2006-31 CLASS PA                                             5.50        11/25/2026         3,975,717
      2,600,000  FNMA SERIES 2006-41 CLASS MA                                             5.50        04/25/2024         2,607,389
      1,165,000  FNMA SERIES 2006-53 CLASS PA<<                                           5.50        12/25/2026         1,171,816
      2,285,521  FNMA SERIES 2006-55 CLASS PA                                             6.00        05/25/2026         2,310,425
      7,715,681  FNMA SERIES 2006-80 CLASS PB                                             6.00        10/25/2027         7,819,076
      1,349,459  FNMA SERIES G93-20 CLASS ZQ                                              7.00        05/25/2023         1,415,368
      1,895,360  FNMA SERIES G93-39 CLASS ZQ                                              6.50        12/25/2023         1,961,199
      2,452,126  FNMA SERIES G93-41 CLASS Z                                               7.00        12/25/2023         2,578,258
      3,697,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS
                 A4+/-                                                                    5.19        07/10/2039         3,689,699
        926,085  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
                 CLASS A3                                                                 6.87        07/15/2029           927,304
      1,061,351  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
                 CLASS A1                                                                 3.12        03/10/2038         1,038,444
        415,717  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                 CLASS A1                                                                 3.90        08/10/2038           408,499
      2,799,355  GNMA SERIES 2006-8 CLASS A                                               3.94        08/16/2025         2,735,835
      7,527,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2007-GG9 CLASS A4                                                        5.44        01/10/2017         7,564,590
      1,062,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 2004-GG2 CLASS A6+/-        5.40        08/10/2038         1,071,822
      2,909,000  GS MORTGAGE SECURITIES CORPORATION II SERIES 2006-GG8 CLASS AJ           5.62        11/10/2039         2,967,211
      1,051,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B             6.97        10/18/2030         1,074,057
      6,704,000  GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2          6.56        04/13/2031         6,769,614
        594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1
                 CLASS C+/-                                                               6.87        05/15/2031           613,027

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     5,764,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-C2 CLASS A2                                                  5.05%       12/12/2034     $   5,731,187
      1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2002-CIB5 CLASS A2                                                5.16        10/12/2037         1,152,209
      2,177,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2003-CB7 CLASS A4+/-                                              4.88        01/12/2038         2,138,848
      3,513,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-CB11 CLASS A4+/-                                             5.34        08/12/2037         3,529,269
      1,727,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-CB11 CLASS ASB+/-                                            5.20        08/12/2037         1,730,406
      1,160,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2005-CB13 CLASS AM+/-                                             5.34        01/12/2043         1,168,832
      2,326,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2007-CB18 CLASS A3+/-                                             5.45        06/12/2047         2,337,548
        110,032  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1             7.11        10/15/2032           110,114
        397,000  LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B              7.43        10/15/2032           418,134
      1,697,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-              5.12        11/15/2032         1,693,158
      4,009,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                 5.35        11/15/2038         4,026,292
      4,639,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2007-C1 CLASS AM                 5.46        02/15/2040         4,690,177
      3,602,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                4.86        10/12/2041         3,512,244
        929,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                 5.28        02/12/2042           927,195
      6,905,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES
                 2006-4 CLASS ASB+/-                                                      5.13        12/12/2049         6,861,724
      4,079,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                        5.01        04/15/2038         4,046,844
        373,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                         4.90        01/13/2041           364,511
      1,160,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                      4.76        09/13/2045         1,124,302
      3,736,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                       5.04        01/14/2042         3,718,001
      1,815,000  MORGAN STANLEY CAPITAL I SERIES 2006-HQ9 CLASS A4+/-                     5.73        07/12/2044         1,871,501
        107,264  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-         5.84        02/25/2028           107,649
      5,786,968  VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                            6.50        02/15/2024         6,006,141
      2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4          6.29        04/15/2034         2,821,343
      2,251,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4          4.98        11/15/2034         2,231,302
      1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3          4.96        08/15/2035         1,321,477
      1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3          4.45        11/15/2035         1,576,027
      1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4          5.01        12/15/2035         1,060,991
        633,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B           5.11        12/15/2035           628,428
      3,918,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4         4.75        02/15/2041         3,820,231
      3,191,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B          5.31        01/15/2041         3,192,873
      3,032,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4         4.80        10/15/2041         2,950,163
      1,614,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B          4.89        10/15/2041         1,571,702
      1,364,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6         4.70        05/15/2044         1,313,046
      2,830,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS
                 A4+/-                                                                    5.27        12/15/2044         2,846,160
      3,987,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS
                 APB                                                                      6.00        06/15/2045         4,159,379

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $351,547,250)                                                          352,573,266
                                                                                                                     -------------

CORPORATE BONDS & NOTES - 14.59%

BUSINESS SERVICES - 0.27%
      1,825,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                    5.58        05/24/2010         1,832,105
      2,870,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<                     5.40        02/15/2012         2,906,521

                                                                                                                         4,738,626
                                                                                                                     -------------

CHEMICALS & ALLIED PRODUCTS - 0.76%
      2,845,000  ABBOTT LABORATORIES                                                      5.88        05/15/2016         2,979,458
      1,705,000  TEVA PHARMACEUTICAL FINANCE LLC                                          6.15        02/01/2036         1,693,254
      7,960,000  WYETH                                                                    6.95        03/15/2011         8,498,876

                                                                                                                        13,171,588
                                                                                                                     -------------

COMMUNICATIONS - 1.95%
      3,099,000  AT&T CORPORATION                                                         7.30        11/15/2011         3,378,238

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$     1,555,000  AT&T INCORPORATED                                                        6.15%       09/15/2034       $ 1,583,878
      1,215,000  AT&T INCORPORATED<<                                                      6.80        05/15/2036         1,331,746
      1,020,000  BELLSOUTH CORPORATION                                                    6.00        11/15/2034         1,014,301
      1,960,000  CINGULAR WIRELESS SERVICES                                               8.13        05/01/2012         2,218,608
      4,148,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                       8.38        03/15/2013         4,791,330
      1,115,000  COMCAST CORPORATION                                                      5.90        03/15/2016         1,147,819
      2,360,000  COMCAST CORPORATION                                                      5.65        06/15/2035         2,229,296
      1,565,000  COX COMMUNICATIONS INCORPORATED                                          7.13        10/01/2012         1,700,060
      4,990,000  SBC COMMUNICATIONS                                                       5.10        09/15/2014         4,912,830
      2,320,000  SBC COMMUNICATIONS                                                       5.63        06/15/2016         2,348,708
      2,820,000  SPRINT CAPITAL CORPORATION                                               6.13        11/15/2008         2,860,887
      1,030,000  SPRINT CAPITAL CORPORATION                                               8.75        03/15/2032         1,256,841
      1,140,000  SPRINT NEXTEL CORPORATION                                                6.00        12/01/2016         1,135,559
      1,495,000  TIME WARNER ENTERTAINMENT COMPANY LP                                     8.38        07/15/2033         1,888,702

                                                                                                                        33,798,803
                                                                                                                       -----------

DEPOSITORY INSTITUTIONS - 2.57%
      1,525,000  BAC CAPITAL TRUST XI                                                     6.63        05/23/2036         1,668,655
      1,510,000  BANK OF AMERICA CORPORATION                                              4.25        10/01/2010         1,475,539
      1,850,000  BANK OF AMERICA CORPORATION<<                                            5.38        06/15/2014         1,874,638
      5,995,000  CITIGROUP INCORPORATED                                                   3.63        02/09/2009         5,851,444
      2,360,000  CITIGROUP INCORPORATED                                                   5.10        09/29/2011         2,365,629
      4,080,000  CITIGROUP INCORPORATED                                                   5.50        02/15/2017         4,127,610
      4,355,000  JPMORGAN CHASE & COMPANY                                                 5.60        06/01/2011         4,447,910
      1,450,000  JPMORGAN CHASE & COMPANY                                                 5.13        09/15/2014         1,438,258
      2,125,000  JPMORGAN CHASE CAPITAL XVIII                                             6.95        08/17/2036         2,320,689
      2,840,000  PNC FUNDING CORPORATION                                                  5.25        11/15/2015         2,829,978
      1,400,000  PNC FUNDING CORPORATION                                                  5.63        02/01/2017         1,423,953
      2,355,000  ROYAL BANK OF SCOTLAND GROUP PLC                                         5.00        10/01/2014         2,310,203
      4,595,000  WACHOVIA CORPORATION                                                     5.30        10/15/2011         4,638,441
      2,355,000  WACHOVIA CORPORATION                                                     4.88        02/15/2014         2,301,598
      2,235,000  WASHINGTON MUTUAL BANK FA                                                5.65        08/15/2014         2,242,369
      1,432,000  WASHINGTON MUTUAL INCORPORATED                                           4.00        01/15/2009         1,402,842
      1,815,000  ZIONS BANCORP                                                            5.50        11/16/2015         1,815,368

                                                                                                                        44,535,124
                                                                                                                       -----------

ELECTRIC UTILITIES - 0.19%
      3,055,000  PROGRESS ENERGY INCORPORATED                                             6.85        04/15/2012         3,277,917
                                                                                                                       -----------

ELECTRIC, GAS & SANITARY SERVICES - 1.34%
      1,680,000  ALLEGHENY ENERGY SUPPLY++                                                8.25        04/15/2012         1,839,600
      5,137,000  DPL INCORPORATED                                                         6.88        09/01/2011         5,466,117
      1,160,000  EXELON GENERATION COMPANY LLC                                            6.95        06/15/2011         1,228,913
      2,620,000  FIRSTENERGY CORPORATION SERIES B                                         6.45        11/15/2011         2,753,059
      1,705,000  FIRSTENERGY CORPORATION SERIES C                                         7.38        11/15/2031         1,987,365
      1,565,000  INDIANA MICHIGAN POWER COMPANY                                           6.05        03/15/2037         1,588,727
      2,835,000  KANSAS GAS & ELECTRIC                                                    5.65        03/29/2021         2,802,653
      2,525,000  NEVADA POWER COMPANY SERIES M                                            5.95        03/15/2016         2,581,164
      2,552,000  PUBLIC SERVICE COMPANY OF COLORADO                                       7.88        10/01/2012         2,877,911

                                                                                                                        23,125,509
                                                                                                                       -----------

FOOD & KINDRED PRODUCTS - 0.22%
      1,820,000  KRAFT FOODS INCORPORATED                                                 5.63        11/01/2011         1,854,491
      1,945,000  KRAFT FOODS INCORPORATED                                                 5.25        10/01/2013         1,939,196

                                                                                                                         3,793,687
                                                                                                                       -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.38%
      6,485,000  ALLIED CAPITAL CORPORATION                                               6.63        07/15/2011         6,606,509
                                                                                                                       -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
$     2,855,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                           5.50%       10/15/2016       $ 2,890,787
                                                                                                                       -----------

INSURANCE CARRIERS - 0.92%
      1,150,000  ACE INA HOLDINGS INCORPORATED                                            6.70        05/15/2036         1,275,518
      2,860,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                4.70        10/01/2010         2,829,910
      1,170,000  AMERICAN INTERNATIONAL GROUP INCORPORATED<<                              5.60        10/18/2016         1,201,904
      2,275,000  CIGNA CORPORATION                                                        6.15        11/15/2036         2,332,287
      3,770,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                       5.45        03/24/2011         3,819,349
      1,982,000  LIBERTY MUTUAL GROUP<<++                                                 7.50        08/15/2036         2,198,308
      2,320,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                             5.70        12/14/2036         2,300,057

                                                                                                                        15,957,333
                                                                                                                       -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
      3,270,000  TYCO INTERNATIONAL GROUP SA                                              6.38        10/15/2011         3,462,564
                                                                                                                       -----------

MOTION PICTURES - 0.17%
      2,860,000  NEWS AMERICA INCORPORATED                                                6.40        12/15/2035         2,951,643
                                                                                                                       -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.23%
      2,655,000  AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY
                 INCORPORATED++                                                           5.25        11/21/2011         2,679,296
      2,885,000  CAPITAL ONE BANK SERIES BKNT                                             4.88        05/15/2008         2,870,592
      1,775,000  CAPITAL ONE FINANCIAL COMPANY                                            6.15        09/01/2016         1,842,102
      5,265,000  CIT GROUP INCORPORATED                                                   5.85        09/15/2016         5,413,952
      1,610,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                            5.38        10/20/2016         1,624,604
      3,844,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                       3.75        12/15/2009         3,727,984
      1,195,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                         6.75        03/15/2032         1,389,497
      3,960,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                    6.88        09/15/2011         4,007,532
      3,175,000  GMAC LLC SERIES MTN+/-                                                   6.52        09/23/2008         3,186,998
      1,835,000  RESIDENTIAL CAPITAL CORPORATION<<+/-                                     6.74        06/29/2007         1,839,367
      3,950,000  RESIDENTIAL CAPITAL CORPORATION                                          6.13        11/21/2008         3,965,445
      6,015,000  RESIDENTIAL CAPITAL CORPORATION                                          6.50        04/17/2013         6,073,135

                                                                                                                        38,620,504
                                                                                                                       -----------

OIL & GAS EXTRACTION - 0.15%
      2,470,000  DEVON FINANCING CORPORATION ULC                                          6.88        09/30/2011         2,634,164
                                                                                                                       -----------

PIPELINES, EXCEPT NATURAL GAS - 0.21%
      2,315,000  PLAINS ALL AMERICAN PIPELINE LP++                                        6.13        01/15/2017         2,380,609
      1,150,000  PLAINS ALL AMERICAN PIPELINE LP++                                        6.65        01/15/2037         1,208,198

                                                                                                                         3,588,807
                                                                                                                       -----------

PRIMARY METAL INDUSTRIES - 0.12%
      1,870,000  CORNING INCORPORATED                                                     7.25        08/15/2036         2,068,714
                                                                                                                       -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.68%
      1,980,000  DEVELOPERS DIVERS REALTY                                                 5.38        10/15/2012         1,986,130
      3,245,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                            5.65        12/15/2013         3,247,560
        865,000  PROLOGIS TRUST                                                           5.25        11/15/2010           867,663
      2,445,000  PROLOGIS TRUST                                                           5.50        04/01/2012         2,471,333
      3,065,000  SIMON PROPERTY GROUP LP<<                                                5.60        09/01/2011         3,123,315

                                                                                                                        11,696,001
                                                                                                                       -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.63%
      4,150,000  CREDIT SUISSE (USA) INCORPORATED                                         5.50        08/16/2011         4,223,775
      4,340,000  GOLDMAN SACHS GROUP INCORPORATED<<                                       5.13        01/15/2015         4,264,823
      1,160,000  GOLDMAN SACHS GROUP INCORPORATED<<                                       5.95        01/15/2027         1,155,618
      5,512,000  LAZARD GROUP LLC                                                         7.13        05/15/2015         5,889,748

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     3,545,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                         5.75%       05/17/2013      $  3,641,619
      1,905,000  MERRILL LYNCH & COMPANY INCORPORATED                                     6.05        05/16/2016         1,980,752
      1,180,000  MERRILL LYNCH & COMPANY INCORPORATED                                     6.11        01/29/2037         1,178,433
      2,920,000  MORGAN STANLEY                                                           5.63        01/09/2012         2,976,155
      3,005,000  MORGAN STANLEY                                                           5.38        10/15/2015         3,009,913

                                                                                                                        28,320,836
                                                                                                                      ------------

TRANSPORTATION EQUIPMENT - 0.43%
      3,400,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                   6.50        11/15/2013         3,572,683
      1,390,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                 8.50        01/18/2031         1,736,514
      2,170,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                        5.75        09/08/2011         2,200,022

                                                                                                                         7,509,219
                                                                                                                      ------------

TOTAL CORPORATE BONDS & NOTES (COST $248,928,430)                                                                      252,748,335
                                                                                                                      ------------

FOREIGN CORPORATE BONDS - 3.41%
      1,880,000  CANADIAN NATIONAL RAILWAY COMPANY                                        6.20        06/01/2036         2,006,949
        905,000  CANADIAN NATURAL RESOURCES<<                                             6.50        02/15/2037           946,660
      1,870,000  CODELCO INCORPORATED++                                                   6.15        10/24/2036         1,978,168
      4,185,000  CONOCOPHILLIPS COMPANY                                                   5.63        10/15/2016         4,279,803
      2,295,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                8.25        06/15/2030         2,900,100
      1,825,000  FRANCE TELECOM SA                                                        8.50        03/01/2031         2,446,995
      6,615,000  HBOS TREASURY SERVICES PLC++                                             5.00        11/21/2011         6,634,005
      6,410,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                6.25        01/24/2014         6,718,674
      1,775,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                   6.33        09/30/2027         1,830,540
      2,640,000  RESONA BANK LIMITED+/-++                                                 5.85        09/29/2049         2,645,071
      1,535,000  RESONA PREFERRED GLOBAL SECURITIES+/-++                                  7.19        12/29/2049         1,652,750
      4,010,000  SMFG PREFERRED CAPITAL+/-++                                              6.08        12/29/2049         4,056,596
      2,555,000  TELECOM ITALIA CAPITAL                                                   5.25        10/01/2015         2,439,100
        745,000  TELECOM ITALIA CAPITAL                                                   6.00        09/30/2034           696,482
      5,525,000  TELEFONICA EMISIONES SAU                                                 5.98        06/20/2011         5,677,661
      1,200,000  TELEFONICA EMISIONES SAU                                                 6.42        06/20/2016         1,261,439
      2,295,000  TYCO INTERNATIONAL GROUP SA                                              6.88        01/15/2029         2,769,574
      3,315,000  VALE OVERSEAS LIMITED                                                    6.25        01/23/2017         3,407,687
        915,000  VALE OVERSEAS LIMITED                                                    8.25        01/17/2034         1,119,625
      6,425,000  WESTFIELD GROUP++                                                        5.40        10/01/2012         6,493,317

TOTAL FOREIGN CORPORATE BONDS@ (COST $60,734,451)                                                                       61,961,196
                                                                                                                      ------------

FOREIGN GOVERNMENT BONDS - 1.38%
      1,611,000  HUSKY OIL COMPANY                                                        7.55        11/15/2016         1,823,763
      2,870,000  ISRAEL GOVERNMENT BOND<<                                                 5.50        11/09/2016         2,880,011
      1,740,000  ITALY GOVERNMENT INTERNATIONAL BOND                                      5.38        06/15/2033         1,745,704
      1,750,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                  6.13        10/06/2016         1,771,875
      3,480,000  QUEBEC PROVINCE                                                          5.13        11/14/2016         3,504,322
      1,160,000  REPUBLIC OF CHILE                                                        7.13        01/11/2012         1,258,136
      2,555,000  RUSSIAN FEDERATION++                                                     5.00        03/31/2030         2,893,538
      1,760,000  UNITED MEXICAN STATES                                                    5.63        01/15/2017         1,767,040
      1,485,000  UNITED MEXICAN STATES SERIES MTNA                                        5.88        01/15/2014         1,519,898
      1,720,000  UNITED MEXICAN STATES SERIES MTNA                                        6.75        09/27/2034         1,877,380

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $20,688,340)                                                                      21,041,667
                                                                                                                      ------------

US TREASURY SECURITIES - 14.76%

US TREASURY BONDS - 6.22%
      8,434,000  US TREASURY BOND<<                                                       8.88        02/15/2019        11,648,805
     43,915,000  US TREASURY BOND<<                                                       6.25        08/15/2023        51,233,040
      8,575,000  US TREASURY BOND<<                                                       6.25        05/15/2030        10,378,425
      5,686,000  US TREASURY BOND<<                                                       5.38        02/15/2031         6,199,514

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
US TREASURY BONDS (continued)
$    29,055,000  US TREASURY BOND <<                                                      4.50%       02/15/2036      $ 28,178,817

                                                                                                                       107,638,601
                                                                                                                      ------------

US TREASURY NOTES - 8.54%
      2,700,000  US TREASURY NOTE<<                                                       4.88        05/31/2008         2,702,638
      5,774,000  US TREASURY NOTE<<                                                       5.13        06/30/2008         5,799,937
      3,200,000  US TREASURY NOTE<<                                                       4.88        08/31/2008         3,205,501
      9,963,000  US TREASURY NOTE<<                                                       4.63        09/30/2008         9,948,603
        530,000  US TREASURY NOTE<<                                                       4.88        10/31/2008           531,408
      4,653,000  US TREASURY NOTE<<                                                       4.63        11/30/2008         4,649,003
      2,779,000  US TREASURY NOTE<<                                                       4.75        12/31/2008         2,782,907
     10,770,000  US TREASURY NOTE<<                                                       4.88        01/31/2009        10,812,068
        819,000  US TREASURY NOTE<<                                                       4.88        05/15/2009           823,447
      2,130,000  US TREASURY NOTE<<                                                       4.88        08/15/2009         2,143,811
      2,580,000  US TREASURY NOTE<<                                                       4.63        11/15/2009         2,583,124
      2,084,000  US TREASURY NOTE                                                         4.75        02/15/2010         2,095,397
     21,126,000  US TREASURY NOTE<<                                                       4.50        11/30/2011        21,108,677
      5,330,000  US TREASURY NOTE<<                                                       4.63        12/31/2011         5,353,111
      9,965,000  US TREASURY NOTE<<                                                       4.75        01/31/2012        10,065,816
     12,793,000  US TREASURY NOTE                                                         4.63        02/29/2012        12,859,959
      8,985,000  US TREASURY NOTE<<                                                       4.63        11/15/2016         9,024,660
     41,259,000  US TREASURY NOTE<<                                                       4.63        02/15/2017        41,497,518

                                                                                                                       147,987,585
                                                                                                                      ------------

TOTAL US TREASURY SECURITIES (COST $253,385,195)                                                                       255,626,186
                                                                                                                      ------------

COLLATERAL FOR SECURITIES LENDING - 45.19%

COLLATERAL INVESTED IN OTHER ASSETS - 45.19%
      2,263,402  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40        11/21/2007         2,265,461
         67,902  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.42        06/27/2007            67,935
         24,897  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47        01/18/2008            24,928
      6,563,865  AMERICAN GENERAL FINANCE CORPORATION+/-++                                5.37        03/14/2008         6,565,309
        187,862  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.32        07/10/2007           187,877
        226,340  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.46        09/27/2007           226,564
        222,719  AMSTEL FUNDING CORPORATION                                               5.31        03/15/2007           222,264
      1,701,625  AMSTEL FUNDING CORPORATION                                               5.31        04/16/2007         1,690,224
        788,116  AMSTEL FUNDING CORPORATION                                               5.31        04/20/2007           782,379
      2,828,120  ASIF GLOBAL FINANCING+/-++                                               5.40        05/03/2007         2,828,545
      5,658,504  ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.33        05/10/2007         5,658,504
        339,510  ATLAS CAPITAL FUNDING CORPORATION++                                      5.29        05/21/2007           335,507
      4,526,803  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                        5.30        04/25/2007         4,526,939
      5,658,504  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.37        10/25/2007         5,658,561
      7,638,302  ATOMIUM FUNDING LLC++                                                    5.33        05/11/2007         7,559,398
     11,996,029  BEAR STEARNS & COMPANY INCORPORATED +/-                                  5.38        08/22/2007        11,996,029
      5,658,504  BEAR STEARNS & COMPANY INCORPORATED +/-                                  5.39        10/05/2007         5,658,504
      1,165,652  BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.94        09/27/2007         1,170,140
     10,298,477  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.44        10/03/2007        10,307,025
     82,614,159  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $82,626,459)                                             5.36        03/01/2007        82,614,159
      3,395,102  BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.33        07/17/2007         3,395,951
     29,424,221  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $29,428,602)            5.36        03/01/2007        29,424,221
      1,010,156  BUCKINGHAM CDO LLC                                                       5.30        03/15/2007         1,008,095
      2,655,423  CAIRN HIGH GRADE FUNDING I LLC                                           5.29        03/01/2007         2,655,423
        475,314  CAIRN HIGH GRADE FUNDING I LLC                                           5.31        03/08/2007           474,830
      1,140,754  CAIRN HIGH GRADE FUNDING I LLC++                                         5.31        03/14/2007         1,138,587
      1,584,381  CAIRN HIGH GRADE FUNDING I LLC++                                         5.30        03/22/2007         1,579,533
      2,942,422  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        04/23/2007         2,919,736

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     2,263,402  CAIRN HIGH GRADE FUNDING I LLC                                           5.32%       05/08/2007   $     2,240,994
      4,074,123  CAIRN HIGH GRADE FUNDING I LLC                                           5.32        05/10/2007         4,032,608
      3,352,098  CAIRN HIGH GRADE FUNDING I LLC++                                         5.32        05/14/2007         3,315,996
         88,273  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43        08/20/2007            88,332
      5,658,504  CBA (DELAWARE) FINANCE INCORPORATED                                      5.31        05/31/2007         5,583,699
      1,852,594  CEDAR SPRINGS CAPITAL COMPANY++                                          5.28        03/02/2007         1,852,316
      4,125,955  CEDAR SPRINGS CAPITAL COMPANY++                                          5.29        03/05/2007         4,123,562
        108,643  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/07/2007           108,549
        564,945  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        03/12/2007           564,041
      5,658,504  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        03/16/2007         5,646,112
      1,727,428  CEDAR SPRINGS CAPITAL COMPANY                                            5.29        03/29/2007         1,720,380
      9,895,366  CEDAR SPRINGS CAPITAL COMPANY++                                          5.30        04/10/2007         9,837,775
      6,880,515  CEDAR SPRINGS CAPITAL COMPANY                                            5.31        04/16/2007         6,834,415
        667,477  CEDAR SPRINGS CAPITAL COMPANY                                            5.32        04/18/2007           662,811
      6,781,604  CEDAR SPRINGS CAPITAL COMPANY++                                          5.31        05/08/2007         6,714,466
        332,041  CHEYNE FINANCE LLC++                                                     5.30        03/01/2007           332,041
        147,121  CHEYNE FINANCE LLC                                                       5.29        03/22/2007           146,671
      2,376,572  CHEYNE FINANCE LLC++                                                     5.33        04/13/2007         2,361,694
        226,340  CHEYNE FINANCE LLC++                                                     5.31        04/17/2007           224,792
      2,942,422  CHEYNE FINANCE LLC                                                       5.33        05/11/2007         2,912,027
      2,263,402  CHEYNE FINANCE LLC                                                       5.32        05/14/2007         2,239,025
      1,018,531  CHEYNE FINANCE LLC                                                       5.32        06/07/2007         1,004,027
     18,107,213  CHEYNE FINANCE LLC                                                       5.32        06/18/2007        17,820,395
      4,526,803  CHEYNE FINANCE LLC                                                       5.32        07/17/2007         4,436,222
      4,526,803  CHEYNE FINANCE LLC                                                       5.32        07/18/2007         4,435,588
      5,658,504  CHEYNE FINANCE LLC+/-++                                                  5.32        02/25/2008         5,656,354
        242,863  CIT GROUP INCORPORATED+/-                                                5.58        05/18/2007           242,999
      2,263,402  CIT GROUP INCORPORATED+/-                                                5.43        12/19/2007         2,265,733
     13,500,172  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $13,502,182)              5.36        03/01/2007        13,500,172
     12,901,389  COBBLER FUNDING LIMITED                                                  5.29        03/15/2007        12,875,070
        905,361  COMERICA BANK+/-                                                         5.34        07/20/2007           905,544
     19,272,865  CORPORATE ASSET SECURITIZATION AUSTRALIA++                               5.31        03/13/2007        19,239,137
      1,131,701  CREDIT SUISSE FIRST BOSTON (NEW YORK) INCORPORATED SERIES YCD+/-         5.36        03/27/2007         1,131,429
      1,018,531  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.46        04/05/2007         1,018,633
        518,319  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.73        10/29/2007           519,838
         56,585  CROWN POINT CAPITAL COMPANY                                              5.32        04/17/2007            56,198
     27,417,942  DEER VALLEY FUNDING LLC                                                  5.29        03/07/2007        27,394,088
      5,658,504  DEER VALLEY FUNDING LLC                                                  5.30        03/19/2007         5,643,679
        514,924  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                                5.34        03/15/2007           514,558
      4,526,803  FCAR OWNER TRUST SERIES II                                               5.33        06/11/2007         4,459,716
      2,263,402  FCAR OWNER TRUST SERIES II                                               5.34        06/21/2007         2,226,576
        191,484  FCAR OWNER TRUST SERIES II                                               5.32        06/22/2007           188,340
      1,471,211  FCAR OWNER TRUST SERIES II                                               5.33        07/20/2007         1,441,140
     24,922,217  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $24,925,928)           5.36        03/01/2007        24,922,217
        226,340  FIVE FINANCE INCORPORATED+/-++                                           5.33        09/13/2007           226,404
      4,074,123  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.31        06/18/2007         4,009,589
        566,077  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.32        06/25/2007           556,538
        226,340  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                         5.34        07/12/2007           221,976
         97,779  FOX TROT CDO LIMITED++                                                   5.29        04/11/2007            97,195
      3,621,443  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40        06/18/2007         3,621,443
      4,570,940  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.42        06/22/2007         4,573,088
      7,704,619  GENWORTH FINANCIAL INCORPORATED+/-                                       5.51        06/15/2007         7,708,934
     12,273,295  GEORGE STREET FINANCE LLC                                                5.32        03/28/2007        12,224,939
      5,658,504  GERMAN RESIDENTIAL FUNDING+/-++                                          5.34        08/22/2007         5,658,504
      5,658,504  GERMAN RESIDENTIAL FUNDING+/-++                                          5.35        08/22/2007         5,658,504
     11,317,008  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                          5.46        03/30/2007        11,317,687
        169,755  GRAMPIAN FUNDING LIMITED                                                 5.31        05/22/2007           167,728
        382,515  HUDSON-THAMES LLC++                                                      5.33        03/05/2007           382,293
        935,690  HUDSON-THAMES LLC++                                                      5.30        04/02/2007           931,330
      7,890,671  HUDSON-THAMES LLC                                                        5.31        04/16/2007         7,837,803
      1,776,997  HUDSON-THAMES LLC                                                        5.31        04/20/2007         1,764,060
      6,974,446  HUDSON-THAMES LLC                                                        5.32        07/16/2007         6,835,933
        158,438  IBM CORPORATION SERIES MTN+/-                                            5.36        06/28/2007           158,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     7,921,906  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39%       09/17/2007   $     7,921,906
         56,585  IRISH LIFE & PERMANENT PLC++                                             5.31        04/04/2007            56,305
     14,485,770  KAUPTHING BANK SERIES MTN+/-++                                           5.40        03/20/2007        14,485,046
        958,324  KLIO FUNDING CORPORATION++                                               5.31        04/12/2007           952,469
        442,495  KLIO III FUNDING CORPORATION                                             5.31        03/20/2007           441,269
      9,267,272  KLIO III FUNDING CORPORATION                                             5.31        05/08/2007         9,175,526
        748,054  LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.34        03/15/2007           746,528
      2,302,106  LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.30        04/09/2007         2,289,030
      7,921,906  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                     5.46        05/31/2007         7,925,312
      1,269,768  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                     5.48        04/20/2007         1,270,086
        565,850  LIBERTY LIGHT US CAPITAL+/-++                                            5.36        11/21/2007           566,105
        905,361  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                5.48        04/16/2007           905,533
      5,658,504  LIQUID FUNDING LIMITED++                                                 5.29        03/05/2007         5,655,222
      3,172,836  LIQUID FUNDING LIMITED++                                                 5.30        03/30/2007         3,159,415
        339,510  LIQUID FUNDING LIMITED++                                                 5.34        07/16/2007           332,768
     11,317,008  LIQUID FUNDING LIMITED+/-++                                              5.29        08/15/2007        11,043,476
        169,755  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.60        01/02/2008           170,105
        113,170  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.54        04/20/2007           113,202
         38,478  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39        08/24/2007            38,490
        679,020  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47        08/27/2007           679,720
        135,804  METLIFE GLOBAL FUNDING I+/-++                                            5.43        03/16/2007           135,810
      5,658,504  METLIFE GLOBAL FUNDING I+/-++                                            5.31        02/22/2008         5,658,504
        486,631  MORGAN STANLEY+/-                                                        5.48        11/09/2007           487,210
     10,728,878  MORGAN STANLEY REPURCHASE AGREEMENT
                 (MATURITY VALUE $10,730,469)                                             5.36        03/01/2007        10,728,878
      3,479,980  MORGAN STANLEY SERIES EXL+/-                                             5.38        03/14/2008         3,481,581
      5,658,504  NATEXIS BANQUES POPULAIRES+/-++                                          5.35        11/09/2007         5,658,221
     43,644,162  NATEXIS BANQUES POPULAIRES                                               5.46        01/25/2008        43,725,340
      8,929,119  NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007         8,934,745
        565,850  NATIONWIDE BUILDING SOCIETY+/-                                           5.48        07/20/2007           566,260
        493,195  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.27        03/27/2007           491,326
        665,440  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                  5.30        04/09/2007           661,660
      3,579,570  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                5.34        07/30/2007         3,501,356
        217,966  NORTH SEA FUNDING++                                                      5.32        04/16/2007           216,505
     10,627,802  RACERS TRUST SERIES 2004-6-MM+/-++                                       5.34        08/22/2007        10,629,492
        740,132  ROYAL BANK OF SCOTLAND PLC+/-++                                          5.36        03/30/2007           740,177
        322,308  SCALDIS CAPITAL LIMITED                                                  5.31        03/19/2007           321,464
        135,804  SCALDIS CAPITAL LIMITED++                                                5.31        04/16/2007           134,894
      5,432,164  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.32        04/11/2007         5,432,273
      4,074,123  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33        10/26/2007         4,074,001
      4,526,803  SLM CORPORATION+/-++                                                     5.32        03/12/2008         4,527,618
      1,385,202  SLM CORPORATION SERIES MTN1+/-                                           5.57        07/25/2007         1,386,587
        362,144  SOCIETE GENERALE NORTH AMERICA                                           5.33        06/11/2007           356,777
        399,490  SOCIETE GENERALE NORTH AMERICA                                           5.34        06/20/2007           393,047
      2,716,082  STANFIELD VICTORIA FUNDING++                                             5.32        04/25/2007         2,694,326
      1,686,234  STANFIELD VICTORIA FUNDING                                               5.33        06/21/2007         1,658,799
     18,650,429  STANFIELD VICTORIA FUNDING++                                             5.33        06/26/2007        18,333,372
      2,263,402  STANFIELD VICTORIA FUNDING                                               5.34        07/30/2007         2,213,946
        792,191  TASMAN FUNDING INCORPORATED++                                            5.32        05/16/2007           783,429
     22,634,016  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.51        12/31/2007        22,634,016
      4,350,032  TRAVELERS INSURANCE COMPANY+/-                                           5.39        02/08/2008         4,349,945
         57,943  TULIP FUNDING CORPORATION                                                5.31        04/25/2007            57,479
     19,802,042  UNICREDITO ITALIANO BANK (IRELAND)                                       5.37        07/31/2007        19,366,397
      5,658,504  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.33        03/09/2007         5,659,353
      1,222,237  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.37        12/03/2007         1,222,613
        384,778  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.36        12/13/2007           385,025
        452,680  VERSAILLES CDS LLC++                                                     5.30        03/15/2007           451,757
        339,510  VERSAILLES CDS LLC++                                                     5.31        04/16/2007           337,236
        339,510  VETRA FINANCE CORPORATION++                                              5.31        03/02/2007           339,459
      3,811,568  VETRA FINANCE CORPORATION++                                              5.32        03/13/2007         3,804,898
      3,847,783  VETRA FINANCE CORPORATION++                                              5.30        04/23/2007         3,818,116
         33,951  WACHOVIA CORPORATION+/-                                                  5.41        07/20/2007            33,969
      5,658,504  WAL-MART STORES INCORPORATED SERIES MTN+/-                               5.26        03/28/2007         5,658,391
      1,109,067  WESTPAC BANKING CORPORATION++                                            5.30        03/29/2007         1,104,542

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       502,702  WHISTLEJACKET CAPITAL LIMITED                                            5.31%       03/20/2007   $       501,309
      5,074,320  WHISTLEJACKET CAPITAL LIMITED++                                          5.30        03/30/2007         5,052,856
      4,605,796  WHITE PINE FINANCE LLC                                                   5.30        03/12/2007         4,598,427
      4,992,838  WHITE PINE FINANCE LLC++                                                 5.31        03/30/2007         4,971,718
      3,734,613  WHITE PINE FINANCE LLC+/-++                                              5.32        04/20/2007         3,734,725
      1,810,721  WHITE PINE FINANCE LLC+/-++                                              5.35        06/21/2007         1,811,102
      6,457,938  WORLD OMNI VEHICLE LEASING                                               5.33        03/21/2007         6,439,080
        113,170  WORLD SAVINGS BANK FSB+/-                                                5.43        06/01/2007           113,207
         22,634  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36        10/19/2007            22,643
        282,925  YORKTOWN CAPITAL LLC                                                     5.31        03/12/2007           282,473

                                                                                                                       782,940,866
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $782,940,866)                                                            782,940,866
                                                                                                                   ---------------

REPURCHASE AGREEMENTS - 3.33%
      7,680,000  BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $7,681,139)                        5.34        03/01/2007         7,680,000
     50,000,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $50,007,417)                 5.35        03/01/2007        50,000,000

                                                                                                                        57,680,000
                                                                                                                   ---------------

TOTAL REPURCHASE AGREEMENTS (COST $57,680,000)                                                                          57,680,000
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,663,570,896)*                                   154.47%                                                   $ 2,676,090,362

OTHER ASSETS AND LIABILITIES, NET                        (54.47)                                                      (943,606,874)
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $ 1,732,483,488
                                                         ------                                                    ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

SCHEDULE OF SECURITIES SOLD SHORT - (0.32%)

PRINCIPAL        SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.32%)
$    (5,750,000) FNMA TBA%%                                                               4.50        03/01/2022   $    (5,572,107)
                                                                                                                   ---------------

TOTAL SHORT SALES (COST $(5,538,418))                                                                                   (5,572,107)
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 17, 2007


/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: April 17, 2007


/s/ A. Erdem Cimen

A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Wells Fargo Master Trust

                                         By:
                                                /s/ Karla M. Rabusch

                                                Karla M. Rabusch
                                                President

                                         Date:  April 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Master Trust

                                        By:
                                              /s/ Karla M. Rabusch

                                              Karla M. Rabusch
                                              President

                                        Date: April 17, 2007


                                        By:

                                              /s/ A. Erdem Cimen

                                              A. Erdem Cimen
                                              Treasurer

                                        Date: April 17, 2007